UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6177
                                                     ---------------------

            Nuveen California Investment Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 29, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                             SEMIANNUAL REPORT February 29, 2004

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
NCA

NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
NCP

NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NCO

NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQC

NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
NVC

NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.
NUC

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
          ELECTRONICALLY


By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your
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Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.

Dear
  SHAREHOLDER

By coincidence, this letter is dated April 15 - the one day every year when the value of tax-free income may be the most obvious.

So on this date in particular, I am very pleased to report that for the period ended February 29, 2004, your Nuveen California Fund continued to provide you with attractive monthly tax-free income.

While tax-free income always is welcome, many of you may have begun to wonder whether interest rates will rise, and whether that possibility should cause you to adjust your holdings of tax-free municipal bond investments. We believe that these are questions that should be thought through with a focus on your long-term financial goals and not on day-to-day market movements. By maintaining a carefully balanced portfolio with the help of a trusted investment professional, you may be able to reduce your overall investment risk over the long term, and give yourself a better chance to meet your ultimate financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a well-balanced portfolio - not only on April 15, but on every other day of the year as well.

As you read through this report, please don't skip the inside front cover. I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 15, 2004

Nuveen California Municipal Closed-End Exchange-Traded Funds
(NCA, NCP, NCO, NQC, NVC, NUC)

Portfolio Manager's
               COMMENTS

Portfolio manager Scott Romans reviews national and state economic and market conditions, key investment strategies, and the six-month performance of Funds. Scott, who joined Nuveen in 2000, assumed portfolio management responsibility for these six Funds in January 2003.

WHAT FACTORS AFFECTED THE NATIONAL ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED FEBRUARY 29, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, little movement in the reported rate of inflation, and growing evidence of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur economic growth of 4.1% (annualized) in the fourth quarter of 2003, bringing the growth in the gross domestic product (GDP) for all of 2003 to a solid 3.1%. Over the six-month reporting period, inflation remained under control, with the increase in the core CPI averaging 1.2% year-over-year.

In this generally favorable environment, many municipal bonds performed well during the six months ended February 29, 2004. Although municipal supply nationally in 2003 reached $382.7 billion, breaking the record set in 2002, issuance slowed somewhat during the last half of 2003. Tighter supply continued into the first two months of 2004, with national issuance totaling $42.5 billion, a decrease of 26% from January-February 2003. For the entire six-month period ended February 2004, we saw $26 billion less in new bonds coming to market than in the preceding six months.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA?

Despite a period of enormous political and financial uncertainty, California generally managed to track the national economic recovery over the six months ended February 29, 2004. While the state economy remained hindered by the slow recovery of the technology sector, a strong housing market helped to fuel growth in construction, financial services (driven by demand for mortgage financing), and consumer spending. Increased defense spending also had positive implications for the state's aerospace industry. In addition, California's $100 billion export industry, covering agricultural, computer, and electronic products, was aided by the decline in the U.S. dollar. In general, the Bay Area and Silicon Valley remained the weakest areas in the aftermath of the technology downturn, while other parts of the state, especially Riverside County in southern California, showed stronger economic growth. Although the state continued to lose jobs in the government, manufacturing, and business services sectors, the educational and health services, the leisure and hospitality and construction industries all experienced recent gains.

Following the October 2003 governor's recall election, attention turned to developing potential solutions to the state's fiscal crisis. Legal challenges to two bond proposals ($1.9 billion in pension obligation bonds and $10.7 billion in fiscal recovery bonds) caused both Moody's and Fitch to downgrade California's general obligation debt to Baa1/BBB from A3/A in December 2003. Standard

& Poor's, which had downgraded the state in July 2003, kept its rating at BBB, and all three agencies maintained negative outlooks for the state. In January 2004, the governor proposed a $79 billion budget for fiscal 2005. The budget proposal avoids tax increases, and includes expenditure cuts and spending deferrals, among other measures. To take effect, this budget must be passed by a two-thirds legislative majority before June 30, 2004. We believe a punctual budget agreement would send a strong positive signal to investors, facilitate the issuance of future bonds at more cost-effective yields for the state, and strengthen California's credit outlook.

On March 2, 2004 (following the close of this reporting period), California voters approved the issuance of $15 billion in economic recovery bonds (ERBs), as well as a resolution calling for future limits on spending and borrowing. Moody's and S&P subsequently revised their outlooks for California to stable and positive, respectively.

California in 2003, continued to rank as the nation's largest issuer of municipal bonds, with $57.9 billion in new bonds up 18% over 2002. In the first two months of 2004, however, supply fell 57% from January-February 2003 levels, as state issuance totaled $5.4 billion. This decline was due primarily to delays while issuing authorities waited for the outcome of the March 2004 referenda.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED FEBRUARY 29, 2004?

Over this reporting period, our major focus continued to be on careful management of the Funds' durations1 as a way to mitigate some of the inherent interest rate risk within each Fund's portfolio and become better positioned to produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Overall, we were able to shorten the durations of all of these Funds during the course of the six-month period.

Given the steepness of the municipal bond yield curve during this period, the majority of our purchase activity focused on finding securities in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds and less inherent interest rate risk.

As noted earlier, the supply of new issue municipal bonds in California began to soften during the course of this six-month reporting period. This presented some challenges in finding issues that we believed had the potential to add value and carried the types of structures and features we prefer. In all of these Funds, one of our strategies over the longer term centered on purchasing and selling California general obligation bonds (GOs) to take advantage of general market moves. In February 2004, we bought part of the $2 billion issuance of state GOs for each of these Funds with the goal of modestly increasing their GO holdings. As the state continues to work its way out of its current credit problems, we anticipate that the yield spreads on these bonds relative to national AAA credits with similar maturities may narrow. If this occurs, it may provide us with the opportunity to sell some of these GO holdings at attractive prices in the future.

1 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. With the exception of NCA, which is unleveraged, references to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

HOW DID THE FUNDS PERFORM?

Individual results for these California Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 2/29/04

(6-mo. cumulative, all others annualized)


                       6-MO.   1-YR.  5-YR. 10-YR.
--------------------------------------------------
NCA                    7.67%   6.78%  5.48%  5.77%
--------------------------------------------------
NCP                   11.28%   9.59%  6.69%  6.71%
--------------------------------------------------
NCO                   11.71%   9.94%  6.39%  6.65%
--------------------------------------------------
NQC                   10.18%   8.00%  6.59%  6.65%
--------------------------------------------------
NVC                   10.99%   9.20%  6.87%  6.92%
--------------------------------------------------
NUC                   11.29%   9.35%  6.34%  6.93%
--------------------------------------------------
Lehman Brothers CA
  Tax-Exempt Municipal
  Bond Index2          6.97%   6.17%  5.85%  6.40%
--------------------------------------------------
Lipper CA Municipal
  Debt Funds category
  average3            11.51%   9.11%  6.32%  6.67%
--------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended February 29, 2004, the total returns of all six of the Funds in this report outperformed the Lehman Brothers California Tax-Exempt Municipal Bond Index. NCP, NCO, NQC, NVC and NUC are all leveraged, and this was the primary factor that influenced their six-month cumulative returns relative to both the unmanaged, unleveraged Lehman California index and NCA, the one unleveraged Fund covered here. While leveraging can add volatility to net asset value and share price, this strategy also can provide opportunities for additional income and total return for common shareholders during periods of low or falling interest rates, which was the case during this relatively short reporting period.

In addition to leverage, the returns of all six of these Funds were helped by the Funds' holdings of bonds backed by revenues from the 1998 master tobacco settlement agreement. During the reporting period, in the wake of some favorable legal developments, the market took a more optimistic view of these securities. As a result, over the six-month period, tobacco bonds generally appreciated. In NQC, however, we had sold some tobacco holdings in August 2003 as part of an effort to minimize capital gains distributions and enhance the Fund's long-term tax position. This reduced allocation to tobacco bonds hindered this Fund's ability to benefit fully from the price appreciation within this sector over the reporting period.

In addition, NCA benefited during the six-month reporting period from the performance of its toll road and water and sewer bond positions, and from its relatively large holding of BBB rated bonds, which performed well in the period's falling interest rate environment. NCP and NCO both were helped by their industrial revenue bond and toll road holdings. NQC benefited from some of its holdings in long-term care facilities, but saw some of its healthcare and public power bonds underperform the market over the reporting period. NVC's performance was helped by its toll road position, but the Fund had a relatively short duration over much of the reporting period, which constrained its performance during a period that tended to favor longer duration investments. NUC benefited from its toll road bonds.

WHAT ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of NCP, NCO, NQC, NVC, and NUC benefited from their leveraged structure over the six months ended February 29, 2004. The extent of


2 The Lehman Brothers California Tax-Exempt Municipal Bond Index is an unleveraged, unmanaged index comprised of a broad range of investment-grade California municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper California Municipal Debt Funds category average for periods shown is calculated using all the California leveraged and unleveraged closed-end exchange-traded funds in the Lipper peer group for the respective periods. Lipper returns assume reinvestment of dividends.

this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively low dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Continued low short-term rates enabled us to increase NCO's dividend in December 2003, in addition to a dividend increase implemented just before the start of this six-month reporting period. NVC raised its dividend in September 2003. Leverage also helped to support the dividends of NCP, NQC, and NUC, which (as of February 29, 2004) had offered shareholders 39, 51, and 45 consecutive months of steady or increasing dividends, respectively. The one unleveraged Fund, NCA, had reduced its dividend at the start of the period due to the reinvestment of bond call proceeds at lower interest rates.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 29, 2004, all of the Funds in this report had positive UNII.

As of February 29, 2004, all six Funds were trading at discounts to their common share NAVs (see charts on individual Performance Overview pages).

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 29, 2004?

We believed that, given the current geopolitical and economic climate, maintaining strong credit quality was a vital requirement. As of February 29, 2004, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 57% in NCA to 67% in NUC, 69% in NVC, 72% in NCO, 75% in NCP and 77% in NQC. At the same time, all of these Funds had modest increases in their holdings rated BBB or lower over the course of the reporting period, due in part to the downgrade of California general obligation bonds by Moody's in December 2003.

Looking at bond calls, potential exposure as of February 29, 2004, during 2004-2005 ranged from 11% in NCA to 12% in NUC, 13% in NCP, NQC and NVC, and 16% in NCO. The number of actual bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Funds continued to serve as attractive sources of tax-free income, while simultaneously offering the potential for beneficial portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen California Municipal Value Fund, Inc.

Performance
   OVERVIEW As of February 29, 2004


NCA


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           55%
AA                             2%
A                              8%
BBB                           25%
NR                             9%
BB or lower                    1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                  $9.95
--------------------------------------------------
Common Share Net Asset Value                $10.37
--------------------------------------------------
Premium/(Discount) to NAV                   -4.05%
--------------------------------------------------
Market Yield                                 4.82%
--------------------------------------------------
Taxable-Equivalent Yield1                    7.36%
--------------------------------------------------
Net Assets ($000)                         $261,678
--------------------------------------------------
Average Effective Maturity (Years)           19.62
--------------------------------------------------
Duration                                      6.34
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/07/87)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.60%         6.78%
--------------------------------------------------
5-Year                         5.58%         5.48%
--------------------------------------------------
10-Year                        4.71%         5.77%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         34%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Housing/Multifamily                             7%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0415
Apr                           0.0415
May                           0.0415
Jun                           0.0415
Jul                           0.0415
Aug                           0.0415
Sep                           0.04
Oct                           0.04
Nov                           0.04
Dec                           0.04
Jan                           0.04
Feb                           0.04


Line Chart:
SHARE PRICE PERFORMANCE

3/1/03                         9.9
                              10
                               9.7
                               9.55
                               9.89
                               9.62
                               9.6
                               9.69
                               9.5
                               9.58
                               9.78
                               9.92
                               9.98
                              10.12
                              10.02
                              10.03
                              10.01
                               9.83
                               9.59
                               8.96
                               9.2
                               9.22
                               9.1
                               9.1
                               9.22
                               9.17
                               9.23
                               9.25
                               9.34
                               9.14
                               9.22
                               9.23
                               9.28
                               9.19
                               9.2
                               9.27
                               9.34
                               9.26
                               9.35
                               9.28
                               9.22
                               9.36
                               9.49
                               9.47
                               9.51
                               9.66
                               9.85
                               9.85
2/29/04                        9.95

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0726 per share.

Nuveen California Performance Plus Municipal Fund, Inc.
Performance
   OVERVIEW As of February 29, 2004



NCP


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           66%
AA                             9%
A                              9%
BBB                           14%
NR                             2%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.90
--------------------------------------------------
Common Share Net Asset Value                $15.91
--------------------------------------------------
Premium/(Discount) to NAV                   -6.35%
--------------------------------------------------
Market Yield                                 6.24%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.53%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $206,262
--------------------------------------------------
Average Effective Maturity (Years)           17.94
--------------------------------------------------
Leverage-Adjusted Duration                    9.58
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.79%         9.59%
--------------------------------------------------
5-Year                         3.42%         6.69%
--------------------------------------------------
10-Year                        5.97%         6.71%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 22%
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0775
Apr                           0.0775
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                           0.0775
Oct                           0.0775
Nov                           0.0775
Dec                           0.0775
Jan                           0.0775
Feb                           0.0775



Line Chart:
SHARE PRICE PERFORMANCE

3/1/03                        14.35
                              14.4
                              14.39
                              14.15
                              14.56
                              14.61
                              14.59
                              14.74
                              14.7
                              14.8
                              14.84
                              15.31
                              15.41
                              15.33
                              15.15
                              15.2
                              15.22
                              15.15
                              14.38
                              13.75
                              14.19
                              13.97
                              14.01
                              13.9
                              14.1
                              14.18
                              14.51
                              14.44
                              14.56
                              14.51
                              14.48
                              14.46
                              14.77
                              14.68
                              15.01
                              14.94
                              14.8
                              14.63
                              14.55
                              14.72
                              14.75
                              14.81
                              15.05
                              15.04
                              14.78
                              14.89
                              14.91
                              14.8
2/29/04                       14.9

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0287 per share.

Nuveen California Municipal Market Opportunity Fund, Inc.

Performance
   OVERVIEW As of February 29, 2004


NCO


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           57%
AA                            15%
A                              9%
BBB                           14%
NR                             3%
BB or lower                    2%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.16
--------------------------------------------------
Common Share Net Asset Value                $16.00
--------------------------------------------------
Premium/(Discount) to NAV                   -5.25%
--------------------------------------------------
Market Yield                                 6.25%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.54%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $130,458
--------------------------------------------------
Average Effective Maturity (Years)           18.70
--------------------------------------------------
Leverage-Adjusted Duration                    9.86
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/17/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.24%         9.94%
--------------------------------------------------
5-Year                         3.49%         6.39%
--------------------------------------------------
10-Year                        6.00%         6.65%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0755
Apr                           0.0755
May                           0.0755
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.078
Oct                           0.078
Nov                           0.078
Dec                           0.079
Jan                           0.079
Feb                           0.079



Line Chart:
SHARE PRICE PERFORMANCE

3/1/03                        14.26
                              14.35
                              14.4
                              14.09
                              14.38
                              14.46
                              14.43
                              14.54
                              14.53
                              14.66
                              14.88
                              15.44
                              15.6
                              15.42
                              15.25
                              15.45
                              15.5
                              15.27
                              14.47
                              13.9
                              14.47
                              14.07
                              13.98
                              13.95
                              14.4
                              14.26
                              14.29
                              14.35
                              14.6
                              14.41
                              14.48
                              14.41
                              14.7
                              14.57
                              14.54
                              14.63
                              14.68
                              14.69
                              14.73
                              14.64
                              14.73
                              14.86
                              14.85
                              15
                              14.86
                              15.02
                              15.27
                              15.11
2/29/04                       15.16

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2003 of $0.0070 per share.

Nuveen California Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of February 29, 2004


NQC


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           67%
AA                            10%
A                              8%
BBB                           12%
NR                             1%
BB or lower                    2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.18
--------------------------------------------------
Common Share Net Asset Value                $16.01
--------------------------------------------------
Premium/(Discount) to NAV                   -5.18%
--------------------------------------------------
Market Yield                                 6.28%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.59%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $217,415
--------------------------------------------------
Average Effective Maturity (Years)           17.96
--------------------------------------------------
Leverage-Adjusted Duration                    8.09
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/20/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.63%         8.00%
--------------------------------------------------
5-Year                         4.20%         6.59%
--------------------------------------------------
10-Year                        6.40%         6.65%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         24%
--------------------------------------------------
Transportation                                 22%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0795
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                           0.0795
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795


Line Chart:
SHARE PRICE PERFORMANCE

3/1/03                        14.6
                              14.78
                              14.87
                              14.72
                              14.85
                              14.87
                              14.93
                              15
                              15.06
                              15.26
                              15.35
                              15.68
                              15.85
                              15.83
                              15.88
                              15.74
                              15.6
                              15.48
                              14.65
                              14.45
                              14.62
                              14.27
                              14.45
                              14.61
                              14.62
                              14.54
                              14.67
                              14.61
                              14.7
                              14.54
                              14.59
                              14.72
                              14.85
                              14.68
                              14.77
                              14.81
                              14.9
                              14.83
                              14.76
                              14.83
                              14.7
                              14.86
                              14.98
                              15.07
                              15.02
                              15.06
                              15.05
                              15.11
2/29/04                       15.18

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.1159 per share.

Nuveen California Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of February 29, 2004


NVC


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           64%
AA                             5%
A                             13%
BBB                           16%
NR                             2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.35
--------------------------------------------------
Common Share Net Asset Value                $15.99
--------------------------------------------------
Premium/(Discount) to NAV                   -4.00%
--------------------------------------------------
Market Yield                                 6.29%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.60%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $369,223
--------------------------------------------------
Average Effective Maturity (Years)           19.34
--------------------------------------------------
Leverage-Adjusted Duration                    8.38
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/22/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.32%         9.20%
--------------------------------------------------
5-Year                         4.91%         6.87%
--------------------------------------------------
10-Year                        6.90%         6.92%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Tax Obligation/General                         17%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0795
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                           0.0805
Oct                           0.0805
Nov                           0.0805
Dec                           0.0805
Jan                           0.0805
Feb                           0.0805


Line Chart:
SHARE PRICE PERFORMANCE

3/1/03                        14.77
                              14.98
                              14.95
                              14.59
                              14.61
                              14.86
                              14.8
                              14.79
                              14.91
                              15.01
                              15.14
                              15.55
                              15.7
                              15.74
                              15.63
                              15.65
                              15.64
                              15.53
                              14.82
                              13.87
                              14.38
                              14.18
                              14
                              14.14
                              14.46
                              14.56
                              14.79
                              14.83
                              14.9
                              14.59
                              14.71
                              14.68
                              15
                              14.96
                              14.8
                              14.88
                              14.94
                              14.94
                              14.95
                              15.02
                              15
                              14.99
                              15.16
                              15.46
                              15.18
                              15.16
                              15.24
                              15.18
2/29/04                       15.35

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0759 per share.

Nuveen California Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of February 29, 2004



NUC


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           63%
AA                             4%
A                             15%
BBB                           14%
NR                             2%
BB or lower                    2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.74
--------------------------------------------------
Common Share Net Asset Value                $15.94
--------------------------------------------------
Premium/(Discount) to NAV                   -1.25%
--------------------------------------------------
Market Yield                                 6.33%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.66%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $350,603
--------------------------------------------------
Average Effective Maturity (Years)           19.06
--------------------------------------------------
Leverage-Adjusted Duration                    9.81
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/20/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.75%         9.35%
--------------------------------------------------
5-Year                         4.73%         6.34%
--------------------------------------------------
10-Year                        7.34%         6.93%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         24%
--------------------------------------------------
Tax Obligation/General                         15%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.083
Apr                           0.083
May                           0.083
Jun                           0.083
Jul                           0.083
Aug                           0.083
Sep                           0.083
Oct                           0.083
Nov                           0.083
Dec                           0.083
Jan                           0.083
Feb                           0.083


Line Chart:
SHARE PRICE PERFORMANCE

3/1/03                        15.36
                              15.47
                              15.27
                              15.14
                              15.49
                              15.29
                              15.25
                              15.26
                              15.27
                              15.49
                              15.55
                              15.97
                              16.44
                              16.62
                              16.4
                              16.04
                              16.04
                              15.75
                              15.34
                              14.54
                              15.05
                              14.54
                              14.73
                              14.67
                              14.92
                              14.85
                              15.12
                              15.1
                              15.07
                              14.99
                              15
                              15.09
                              15.24
                              15.19
                              15.08
                              15.18
                              15.27
                              15.25
                              15.33
                              15.31
                              15.52
                              15.53
                              15.62
                              15.73
                              15.54
                              15.61
                              15.63
                              15.62
2/29/04                       15.74

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0657 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on November 17, 2003.


                                                              NCA                               NCP                NCO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                     Common and                         Common and
                                                                  MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting     shares voting    shares voting
                                                       Common          together         together          together         together
                                                       shares        as a class       as a class        as a class       as a class
====================================================================================================================================
William E. Bennett
   For                                             22,405,681        11,571,912               --         7,290,320               --
   Withhold                                           276,576           107,753               --            74,241               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================
Robert P. Bremner
   For                                             22,419,904        11,572,789               --         7,292,984               --
   Withhold                                           262,353           106,876               --            71,577               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================
Lawrence H. Brown
   For                                                     --        11,571,146               --         7,288,320               --
   Withhold                                                --           108,519               --            76,241               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   --        11,679,665               --         7,364,561               --
====================================================================================================================================
Jack B. Evans
   For                                             22,419,104        11,574,989               --         7,296,264               --
   Withhold                                           263,153           104,676               --            68,297               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                     --        11,571,746               --         7,282,617               --
   Withhold                                                --           107,919               --            81,944               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   --        11,679,665               --         7,364,561               --
====================================================================================================================================
William L. Kissick
   For                                             22,395,543        11,572,156               --         7,283,413               --
   Withhold                                           286,714           107,509               --            81,148               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================
Thomas E. Leafstrand
   For                                             22,402,276        11,573,189               --         7,287,027               --
   Withhold                                           279,981           106,476               --            77,534               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================
Peter R. Sawers
   For                                                     --        11,571,611               --         7,279,913               --
   Withhold                                                --           108,054               --            84,648               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   --        11,679,665               --         7,364,561               --
====================================================================================================================================


                                       12

                                                              NCA                               NCP                NCO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                     Common and                         Common and
                                                                  MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting     shares voting    shares voting
                                                       Common          together         together          together         together
                                                       shares        as a class       as a class        as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                             22,418,404                --            3,747                --            2,391
   Withhold                                           263,853                --               14                --               25
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257                --            3,761                --            2,416
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                     --                --            3,747                --            2,391
   Withhold                                                --                --               14                --               25
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   --                --            3,761                --            2,416
====================================================================================================================================
Judith M. Stockdale
   For                                             22,412,815        11,565,954               --         7,288,698               --
   Withhold                                           269,442           113,711               --            75,863               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================
Sheila W. Wellington
   For                                             22,388,150        11,565,071               --         7,274,403               --
   Withhold                                           294,107           114,594               --            90,158               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           22,682,257        11,679,665               --         7,364,561               --
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)
                                            NQC                                NVC                                NUC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                  Common and                         Common and                         Common and
                               MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting    shares voting     shares voting    shares voting     shares voting    shares voting
                                    together         together          together         together          together         together
                                  as a class       as a class        as a class       as a class        as a class       as a class
====================================================================================================================================
William E. Bennett
   For                            12,252,304               --        20,945,144               --        20,232,039               --
   Withhold                          121,076               --           212,817               --           254,035               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Robert P. Bremner
   For                            12,251,905               --        20,949,999               --        20,233,248               --
   Withhold                          121,475               --           207,962               --           252,826               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Lawrence H. Brown
   For                            12,251,405               --        20,947,649               --        20,233,623               --
   Withhold                          121,975               --           210,312               --           252,451               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Jack B. Evans
   For                            12,252,905               --        20,946,999               --        20,241,223               --
   Withhold                          120,475               --           210,962               --           244,851               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Anne E. Impellizzeri
   For                            12,247,365               --        20,935,724               --        20,218,231               --
   Withhold                          126,015               --           222,237               --           267,843               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
William L. Kissick
   For                            12,251,605               --        20,940,179               --        20,231,499               --
   Withhold                          121,775               --           217,782               --           254,575               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Thomas E. Leafstrand
   For                            12,250,105               --        20,941,979               --        20,232,574               --
   Withhold                          123,275               --           215,982               --           253,500               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Peter R. Sawers
   For                            12,252,905               --        20,941,929               --        20,218,366               --
   Withhold                          120,475               --           216,032               --           267,708               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================

                                             NQC                               NVC                                NUC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                  Common and                         Common and                         Common and
                               MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting    shares voting     shares voting    shares voting     shares voting    shares voting
                                    together         together          together         together          together         together
                                  as a class       as a class        as a class       as a class        as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                    --            4,066                --            6,932                --            6,431
   Withhold                               --               64                --                9                --               23
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  --            4,130                --            6,941                --            6,454
====================================================================================================================================
Timothy R. Schwertfeger
   For                                    --            4,066                --            6,932                --            6,431
   Withhold                               --               64                --                9                --               23
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  --            4,130                --            6,941                --            6,454
====================================================================================================================================
Judith M. Stockdale
   For                            12,248,365               --        20,932,644               --        20,228,840               --
   Withhold                          125,015               --           225,317               --           257,234               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================
Sheila W. Wellington
   For                            12,246,565               --        20,923,667               --        20,220,531               --
   Withhold                          126,815               --           234,294               --           265,543               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          12,373,380               --        21,157,961               --        20,486,074               --
====================================================================================================================================


                                       15

                            Nuveen California Municipal Value Fund, Inc. (NCA)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.7%
$       2,400   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa2     $    2,161,848
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30

        2,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,407,275
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 1.0%

        1,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          1,073,500
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

        1,500   California Statewide Community Development Authority,                12/06 at 105.00         N/R          1,517,370
                 Certificates of Participation, San Diego Space and Science
                 Foundation, Series 1996, 7.500%, 12/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.6%

        1,000   Arcadia, California, Hospital Revenue Bonds, Methodist                5/04 at 101.00        BBB+          1,012,090
                 Hospital of Southern California, Series 1992,
                 6.500%, 11/15/12

       12,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3         13,017,840
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        4,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          4,335,080
                 Revenue Refunding Bonds, Sherman Oaks Project,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        5,000   Central California Joint Powers Health Financing Authority,           2/10 at 101.00         BBB          5,208,600
                 Certificates of Participation, Community Hospitals of
                 Central California Obligated Group Project, Series 2000,
                 6.000%, 2/01/30

        1,440   Stockton, California, Health Facility Revenue Bonds,                 12/07 at 102.00        BBB+          1,584,878
                 Dameron Hospital Association, Series 1997A,
                 5.300%, 12/01/08


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.9%

        9,100   ABAG Finance Authority for Nonprofit Corporations,                      No Opt. Call        BBB-         10,138,583
                 California, Multifamily Housing Revenue Refunding Bonds,
                 United Dominion/2000 Post Apartments, Series 2000B,
                 6.400%, 8/15/30 (Alternative Minimum Tax)
                 (Mandatory put 8/15/08)

        2,610   California Statewide Community Development                            7/09 at 102.00         N/R          2,527,054
                 Authority, Multifamily Housing Revenue Bonds, Harbor
                 City Lights Project, Series 1999Y, 6.650%, 7/01/39
                 (Alternative Minimum Tax)

        5,000   California Statewide Community Development                              No Opt. Call        BBB+          5,332,700
                 Authority, Multifamily Housing Refunding Bonds,
                 Archstone Communities Trust, Archstone Pelican Point
                 Apartments, Series 1999H, 5.300%, 6/01/29
                 (Mandatory put 6/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.4%

           65   California Rural Home Mortgage Finance Authority,                       No Opt. Call         Aaa             68,014
                 Single Family Mortgage Revenue Bonds, Mortgage-Backed
                 Securities Program, Series 1993A-2, 7.950%, 12/01/24
                 (Alternative Minimum Tax)

          930   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA            964,401
                 Single Family Mortgage Revenue Bonds, Mortgage-Backed
                 Securities Program, Series 1997D, 6.700%, 5/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.0%

        2,720   ABAG Finance Authority for Non-Profit Corporations,                  10/07 at 102.00         BB+          2,731,696
                 California, Certificates of Participation, American Baptist
                 Homes of the West Facilities Project, Series 1997A,
                 5.750%, 10/01/17

        3,000   California Statewide Community Development Authority,                 4/09 at 101.00        BBB-          3,108,120
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        2,000   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          2,093,260
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.750%, 5/15/19


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.6%

$       7,500   State of California, Various Purpose General Obligation               3/10 at 101.00         AAA     $    8,236,050
                 Bonds, 5.750%, 3/01/27 - MBIA Insured

        6,500   California, General Obligation Bonds, Series 2003,                    2/13 at 100.00         AAA          6,792,500
                 5.000%, 2/01/31 - MBIA Insured

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/20                                                      2/14 at 100.00        Baa1            519,215
        5,200    5.000%, 2/01/21                                                      2/14 at 100.00        Baa1          5,370,404

        1,000   Fremont Unified School District, Alameda County,                      8/12 at 101.00         AAA          1,078,280
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/21 - FGIC Insured

        3,200   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA          3,417,696
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/22 - FSA Insured

        1,845   Oakland Unified School District, Alameda County,                      8/08 at 101.00         AAA          1,941,973
                 California, General Obligation Bonds, Series 2001,
                 5.125%, 8/01/21 - FSA Insured

        1,970   Pleasant Valley School District, Ventura County, California,            No Opt. Call         AAA          2,394,653
                 General Obligation Refunding Bonds, Series 2002A,
                 5.850%, 2/01/23 - MBIA Insured

        1,500   San Ramon Valley Unified School District, Contra                      8/13 at 100.00         AAA          1,597,995
                 Costa County, California, General Obligation Bonds,
                 Series 2003, 5.000%, 8/01/23 - FSA Insured

        2,325   Temecula Valley Unified School District, Riverside                    9/06 at 102.00         AAA          2,645,246
                 County, California, General Obligation Bonds,
                 Series 1990F, 6.000%, 9/01/20 (Pre-refunded to 9/01/06) -
                 FSA Insured

        1,460   West Contra Costa Unified School District, Contra                     8/11 at 101.00         AAA          1,570,201
                 Costa County, California, General Obligation Bonds,
                 Series 2003B, 5.000%, 8/01/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 33.6%

                Bell Community Redevelopment Agency, California,
                Bell Redevelopment Area Tax Allocation Bonds,
                Series 2003:
        3,000    5.500%, 10/01/23 - RAAI Insured                                     10/13 at 100.00          AA          3,257,100
        1,000    5.625%, 10/01/33 - RAAI Insured                                     10/13 at 100.00          AA          1,087,240

                Burbank Redevelopment Agency, California, Tax Allocation
                Bonds, Golden State Redevelopment Project, Series 2003:
        1,700    5.625%, 12/01/28 - FGIC Insured                                     12/13 at 100.00         AAA          1,912,687
        5,010    5.750%, 12/01/33 - FGIC Insured                                     12/13 at 100.00         AAA          5,733,344

        2,400   Calexico Community Redevelopment Agency, California,                  8/13 at 102.00         AAA          2,549,232
                 Merged Central Business and Residential District Project,
                 Tax Allocation Bonds, Series 2003C, 5.000%, 8/01/28 -
                 AMBAC Insured

        9,000   California State Public Works Board, Lease Revenue                    1/06 at 100.00         AAA          9,523,440
                 Bonds, Department of Corrections, State Substance Abuse
                 Treatment Facility and Corcoran II State Prison,
                 Series 1996A, 5.250%, 1/01/21 - AMBAC Insured

        4,000   California State Public Works Board, Department of                   11/09 at 101.00         AAA          4,387,320
                 Health Serices Lease Revenue Bonds, Series 1999A,
                 5.750%, 11/01/24 - MBIA Insured

        2,000   Capistrano Unified School District, Ladera, California,               9/09 at 102.00         N/R          2,047,080
                 Special Tax Bonds, Community Facilities District 98-2,
                 Series 1999, 5.750%, 9/01/29

        2,000   Cathedral City Public Financing Authority, California,                8/12 at 102.00         AAA          2,107,140
                 Tax Allocation Bonds, Merged Projects Area,
                 Series 2002A, 5.000%, 8/01/33 - MBIA Insured

        3,025   Chino Unified School District, California, Certificates               9/05 at 102.00         AAA          3,291,230
                 of Participation, Master Lease Program, Series 1995,
                 6.000%, 9/01/20 - FSA Insured

        2,800   California Commerce Community Development                             8/07 at 102.00         N/R          2,887,948
                 Commission, Subordinate Lien Tax Allocation Refunding
                 Bonds, Redevelopment Project 1, Series 1997B,
                 6.000%, 8/01/21

        2,000   Duarte Redevelopment Agency, California, Tax Allocation               9/07 at 102.00         N/R          2,180,480
                 Refunding Bonds, Amended Davis Addition Project Area,
                 Series 1997A, 6.700%, 9/01/14

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        3,800    5.500%, 6/01/33                                                      6/13 at 100.00        Baa2          3,892,454
        3,000    5.625%, 6/01/38                                                      6/13 at 100.00        Baa2          3,091,380

        2,750   Los Angeles County Schools Regionalized Business                      9/13 at 100.00         AAA          2,900,067
                 Services Corporation, California, Certificates of
                 Participation, Los Angeles County School Pooled
                 Financing Program, Series 2003A, 5.000%, 9/01/28 -
                 FSA Insured


                                       17


                            Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,685   City of Milpitas, Santa Clara County, California, Limited             3/04 at 103.00         N/R     $    4,851,458
                 Obligation Improvement Bonds, Local Improvement
                 District No. 20, Series 1998A, 5.650%, 9/02/13

          420   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA            479,073
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

        8,000   Palmdale Elementary School District, Los Angeles                      8/09 at 101.00         AAA          9,227,840
                 County, California, Special Tax Bonds, Community
                 Facilities District 90-1, Series 1999, 5.800%, 8/01/29 -
                 FSA Insured

        3,300   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00           A          3,583,206
                 Highway Revenue Bonds, Series 2002D, 5.375%, 7/01/36

          485   Riverside County, California, Subordinate Lien Mobile                 4/04 at 100.00         N/R            431,509
                 Home Park Revenue Bonds, Bravo Mobile Home Park
                 Project, Series 1999B, 6.500%, 3/20/29

        1,440   San Dimas Housing Authority, California, Mobile                       7/08 at 102.00         N/R          1,369,051
                 Home Park Revenue Bonds, Charter Oak Mobile Home
                 Estates Acquisition Project, Series 1998A,
                 5.700%, 7/01/28

        1,000   San Jose Redevelopment Agency, California,                            8/04 at 102.00         AAA          1,022,550
                 Tax Allocation Bonds, Merged Area Redevelopment
                 Project, Series 1993, 5.000%, 8/01/20 - MBIA Insured

        2,750   San Jose Financing Authority, California, Lease                       9/11 at 100.00         AAA          2,959,412
                 Revenue Refunding Bonds, Convention Center Project,
                 Series 2001F, 5.000%, 9/01/20 - MBIA Insured

        1,700   Shafter Joint Powers Financing Authority, California,                 1/07 at 101.00        Baa1          1,833,620
                 Lease Revenue Bonds, Community Correctional Facility
                 Acquisition Project, Series 1997A, 5.950%, 1/01/11

        1,000   Stockton, California, Revenue Bonds, Community                        8/05 at 102.00         N/R          1,056,750
                 Facilities District 90-2, Brookside Estates, Series 1997A,
                 5.850%, 8/01/09

        3,845   Ventura County Superintendent of Schools Office,                     12/11 at 100.00         AAA          4,024,638
                 California, Certificates Participation, Series 2003,
                 5.000%, 12/01/27 - AMBAC Insured

        3,000   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          3,441,720
                 Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24

        2,570   Vista Joint Powers Financing Authority, California,                   9/05 at 102.00         N/R          2,637,000
                 Special Tax Lease Revenue Refunding Bonds,
                 Community Facilities District 90-2, Series 1997A,
                 5.875%, 9/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.4%

        5,500   Foothill-Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          4,268,770
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/27

        1,250   Fresno, California, Airport Revenue Bonds, Series 2000A,              7/10 at 101.00         AAA          1,383,425
                 5.500%, 7/01/30 - FSA Insured

        3,000   Port of Oakland, California, Revenue Bonds, Series 1997G,            11/07 at 102.00         AAA          3,147,510
                 5.375%, 11/01/25 (Alternative Minimum Tax) - MBIA Insured

        5,000   San Francisco City and County Airports Commission,                    5/06 at 102.00         AAA          5,425,300
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 10A, 5.625%, 5/01/21
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.1%

        3,115   California Educational Facilities Authority, Revenue                  6/10 at 101.00     Baa3***          3,893,937
                 Bonds, Pooled College and University Projects,
                 Series 2000C, 6.750%, 6/01/30

        2,065   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          3,037,904
                 Securities Program, Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)

        2,500   Los Angeles Community Redevelopment Agency,                           7/04 at 100.00      BBB***          2,515,950
                 California, Tax Allocation Refunding Bonds, Central
                 Business District Redevelopment Project, Series 1987G,
                 6.750%, 7/01/10

        4,808   Merced Irrigation District, California, Subordinated                  3/08 at 102.00         AAA          5,893,983
                 Revenue Certificates of Participation, Electric System
                 Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded
                 to 3/01/08)

        8,565   Palmdale, California, GNMA Mortgage-Backed                              No Opt. Call         AAA          4,914,683
                 Securities Program, Single Family Mortgage Revenue
                 Bonds, Series 1988A, 0.000%, 3/01/17

       20,415   San Bernardino, County, California, Single Family                       No Opt. Call         AAA          8,919,314
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed
                 Securities, Series 1988A, 0.000%, 9/01/21
                 (Alternative Minimum Tax)

        2,220   South Placer Wastewater Authority, California,                       11/10 at 101.00         AAA          2,609,721
                 Wastewater Revenue Bonds, Series 2000A,
                 5.000%, 11/01/20 (Pre-refunded to 11/01/10) -
                 FGIC Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.8%

$       4,500   California Department of Water Resources, Power                       5/12 at 101.00          A3     $    4,815,810
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        3,000   California Statewide Community Development Authority,                12/04 at 102.00         N/R          2,671,650
                 Refunding Certificates of Participation, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          500   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            536,825
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        3,300   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          3,459,423
                 Bonds, Electric System Project, Series 2001,
                 6.850%, 9/01/36

        3,470   Puerto Rico Industrial, Tourist, Educational, Medical,                6/10 at 101.00        Baa3          3,697,806
                 and Environmental Control Facilities Financing Authority,
                 Cogeneration Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.3%

        5,000   Castaic Lake Water Agency, California, Revenue                        8/04 at 102.00         AAA          5,204,150
                 Refunding Certificates of Participation, Water System
                 Improvement Projects, Series 1994A, 6.300%, 8/01/20 -
                 MBIA Insured

          500   Los Angeles County Sanitation Districts Financing                    10/13 at 100.00         AAA            533,130
                 Authority, California, Capital Projects Revenue Bonds,
                 Senior Lien Series 2003A, 5.000%, 10/01/23 - FSA Insured

        5,000   Orange County Sanitation District, California,                        8/13 at 100.00         AAA          5,403,050
                 Certificates of Participation, Series 2003,
                 5.250%, 2/01/27 - FGIC Insured

        1,580   San Diego County Water Authority, California, Water                   5/12 at 101.00         AAA          1,667,343
                 Revenue Refunding Certificates of Participation,
                 Series 2002A, 5.000%, 5/01/26 - MBIA Insured

        3,500   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          3,620,260
                 of Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$     259,733   Total Long-Term Investments (cost $237,689,020) - 99.4%                                                 260,232,435
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                      1,445,750
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  261,678,185
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       19

                            Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.9%

$       7,320   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2     $    7,254,120
                 Tobacco Settlement Asset-Backed Bonds, Sonoma
                 County Tobacco Funding Corporation, Series 2002B,
                 5.125%, 6/01/20

        3,000   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          2,888,730
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.8%

        4,730   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-          5,159,011
                 Revenue Bonds, J. David Gladstone Institutes
                 Project, Series 2001, 5.500%, 10/01/21

        4,730   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          5,122,354
                 Series 2002A, 5.000%, 11/01/19 - AMBAC Insured

        1,500   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,592,835
                 Student Housing Revenue Bonds, EAH - Irvine East
                 Campus Apartments, LLC Project, Series 2002A,
                 5.500%, 8/01/22 - ACA Insured

        2,000   University of California, Multiple Purpose Projects,                  5/13 at 100.00         AAA          2,231,500
                 Revenue Bonds, Series 2003A, 5.125%, 5/15/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.3%

        3,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          3,254,460
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        2,780   California Health Facilities Financing Authority, Insured             5/04 at 101.00         BBB          2,844,413
                 Health Facility Revenue Refunding Bonds, Valley
                 Memorial Hospital, Series 1993A, 6.000%, 5/01/17

        5,500   California Statewide Communities Development                          7/07 at 102.00         AA-          5,758,390
                 Authority, Certificates of Participation, St. Joseph
                 Health System Refunding, Series 1997, 5.125%, 7/01/17

        2,000   California Statewide Community Development                              No Opt. Call         AAA          2,167,540
                 Authority, Revenue Refunding Bonds, Sherman Oaks
                 Project, Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

                Central California Joint Powers Health Financing Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        2,500    5.250%, 2/01/13                                                      8/04 at 101.00        Baa2          2,525,375
        4,665    5.000%, 2/01/23                                                      8/04 at 100.00        Baa2          4,600,250


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.6%

        5,000   California Statewide Community Development                            7/08 at 101.00         BBB          5,376,950
                 Authority, Revenue Refunding Bonds, Irvine Apartment
                 Communities Development, Series 1998A,
                 4.900%, 5/15/25 (Mandatory put 5/15/08)

        3,915   Los Angeles, California, GNMA Collateralized                          3/07 at 102.00         AAA          4,121,399
                 Multifamily Housing Revenue Bonds, Ridgecroft
                 Apartments Project, Series 1997E, 6.250%, 9/20/39
                 (Alternative Minimum Tax)

        2,085   Los Angeles County Community Development Commission,                  5/04 at 100.00         Aaa          2,091,568
                 California, FHA-Insured Section 8 Mortgage Revenue
                 Refunding Bonds, Los Tomas Apartments, Series 1993,
                 6.500%, 7/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.8%

        6,435   California, General Obligation Veterans Welfare Bonds,               12/05 at 101.00           A          6,616,982
                 Series 2000BT, 5.375%, 12/01/16 (Alternative Minimum Tax)

        2,350   California, General Obligation Bonds,                                 8/13 at 100.00        Baa1          2,473,963
                 Series 2003, 5.250%, 2/01/21

          500   California, General Obligation Bonds,                                 2/14 at 100.00        Baa1            509,585
                 Series 2004, 5.000%, 2/01/23

        3,550   Centinela Valley Union High School District, Los Angeles                No Opt. Call         AAA          4,012,033
                 County, California, General Obligation Bonds,
                 Series 2002A, 5.250%, 2/01/26 - MBIA Insured

        2,500   Hawthorne School District, Los Angeles County,                       11/08 at 102.00         AAA          2,787,125
                 California, General Obligation Bonds, Election of
                 1997, Series 1997A, 5.500%, 5/01/22 - FGIC Insured

        1,530   Long Beach Community College District, California,                    5/13 at 100.00         AAA          1,676,650
                 General Obligation Bonds, Series 2003A,
                 5.000%, 5/01/18 - MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       8,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA     $    8,708,720
                 Obligation Bonds, Election of 1997, Series 2000D,
                 5.375%, 7/01/25 - FGIC Insured

        4,765   North Orange County Community College District,                         No Opt. Call         AAA          1,452,753
                 California, General Obligation Bonds, Series 2003B,
                 0.000%, 8/01/27 - FGIC Insured

        2,575   Oxnard School District, Ventura County, California,                   2/22 at 103.00         AAA          3,015,196
                 General Obligation Refunding Bonds, Series 2001A,
                 5.750%, 8/01/30 - MBIA Insured

        6,000   Puerto Rico, Public Improvement Bond Payment                            No Opt. Call         AAA          7,552,620
                 Obligation, Series 1993, 7.000%, 7/01/10 - MBIA Insured

        4,000   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          4,405,840
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/22 - FSA Insured

        3,000   San Jose-Evergreen Community College District,                        9/10 at 100.00         AAA          3,362,490
                 Santa Clara County, California Election of 1998
                 General Obligation Bonds, Series B, 5.600%, 9/01/24 -
                 FGIC Insured

        2,200   Santa Maria Joint Union High School District,                           No Opt. Call         Aaa          2,608,540
                 Santa Barbara and San Luis Obispo Counties,
                 California, General Obligation Bonds, Series 2003B,
                 5.625%, 8/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.2%

        5,045   California State Public Works Board, Lease Revenue                    3/12 at 100.00         AAA          5,435,988
                 Bonds, Department of Corrections, Series 2002A,
                 5.250%, 3/01/22 - AMBAC Insured

        2,500   Corona Public Financing Authority, California, Superior               9/09 at 102.00         AAA          2,669,000
                 Lien Revenue Bonds, Series 1999A, 5.000%, 9/01/20 -
                 FSA Insured

        3,750   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00        Baa2          3,841,238
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2003B, 5.500%, 6/01/33

        2,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          2,309,860
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

        8,800   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA          9,802,408
                 Participation, Series 1996A, 6.000%, 7/01/26 -
                 MBIA Insured

        1,000   Paramount Redevelopment Agency, California, Tax                       8/13 at 100.00         AAA          1,060,520
                 Allocation Bonds, Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

        4,000   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00           A          4,343,280
                 Highway Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        1,000   Sacramento City Financing Authority, California,                        No Opt. Call         AAA          1,167,800
                 Lease Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - MBIA Insured

                Santa Clara Redevelopment Agency, California, Tax
                Allocation Bonds, Bayshore North Project, Series 2003:
        3,850    5.000%, 6/01/19 - MBIA Insured                                       6/13 at 100.00         AAA          4,174,748
        2,695    5.000%, 6/01/20 - MBIA Insured                                       6/13 at 100.00         AAA          2,902,784
        2,000    5.000%, 6/01/21 - MBIA Insured                                       6/13 at 100.00         AAA          2,139,800
        3,115    5.000%, 6/01/22 - MBIA Insured                                       6/13 at 100.00         AAA          3,310,529

        1,000   Stockton, California, Revenue Bonds, Community Facilities             9/06 at 102.00        Baa1          1,056,880
                 District 1, Weston Ranch, Series 1998A, 5.800%, 9/01/14

                Sweetwater Union High School District, San Diego County,
                California, Certificates of Participation, Series 2002:
        3,245    5.000%, 9/01/23 - FSA Insured                                        9/12 at 102.00         AAA          3,470,884
        4,015    5.000%, 9/01/24 - FSA Insured                                        9/12 at 102.00         AAA          4,280,392


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 33.5%

                California Infrastructure Economic Development Bank, Revenue
                Bonds, Bay Area Toll Bridges, 1st Lien Series 2003A:
        5,360    5.000%, 7/01/23 - FSA Insured                                        7/13 at 100.00         AAA          5,707,489
        2,750    5.000%, 7/01/36 - AMBAC Insured                                      7/13 at 100.00         AAA          2,891,295

        6,500   Foothill-Eastern Transportation Corridor Agency,                      1/14 at 101.00        BBB-          4,967,690
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/29

        6,000   Foothill-Eastern Transportation Corridor Agency,                      1/10 at 100.00         AAA          6,197,460
                 California, Toll Road Revenue Bonds, Series 1995A,
                 5.000%, 1/01/35 - MBIA Insured


                                       21


                            Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Long Beach, California, Harbor Revenue Bonds, Series 2000A:
$       2,740    5.750%, 5/15/14 (Alternative Minimum Tax)                            5/10 at 101.00         AA-     $    3,134,560
       11,885    5.750%, 5/15/15 (Alternative Minimum Tax)                            5/10 at 101.00         AA-         13,478,184

                Orange County, California, Airport Revenue Refunding
                Bonds, John Wayne Airport, Series 2003:
        1,835    4.500%, 7/01/14 - FSA Insured                                        7/13 at 100.00         AAA          1,997,654
        2,500    5.000%, 7/01/17 - FSA Insured                                        7/13 at 100.00         AAA          2,759,875

        8,550   Port of Oakland, California, Revenue Bonds,                           5/10 at 100.00         AAA          9,428,171
                 Series 2000K, 5.750%, 11/01/29 (Alternative Minimum
                 Tax) - FGIC Insured

        1,400   Port of Oakland, California, Revenue Bonds,                          11/12 at 100.00         AAA          1,546,062
                 Series 2002M, 5.250%, 11/01/20 - FGIC Insured

       14,000   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA         14,942,900
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 25, 5.500%, 5/01/24
                 (Alternative Minimum Tax) - FSA Insured

        2,000   San Francisco City and County Airports Commission,                    5/11 at 100.00         AAA          2,103,840
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 27B,
                 5.000%, 5/01/23 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.6%

        2,315   California Statewide Community Development                              No Opt. Call      N/R***          2,474,851
                 Authority, Certificates of Participation, Insured
                 Hospital Revenue Refunding Bonds, Triad Healthcare,
                 Series 1992, 6.250%, 8/01/06

        4,000   Contra Costa County, California, GNMA                                   No Opt. Call         AAA          5,884,560
                 Mortgage-Backed Securities Program, Home
                 Mortgage Revenue Bonds, Series 1988,
                 8.250%, 6/01/21 (Alternative Minimum Tax)

        5,850   Puerto Rico, Public Improvement General Obligation                    7/10 at 100.00         AAA          6,991,043
                 Bonds, Series 2000, 5.750%, 7/01/26
                 (Pre-refunded to 7/01/10) - MBIA Insured

        1,965   South Placer Wastewater Authority, California,                       11/10 at 101.00         AAA          2,340,217
                 Wastewater Revenue Bonds, Series 2000A,
                 5.250%, 11/01/27 (Pre-refunded to 11/01/10) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.0%

        1,221   California Pollution Control Financing Authority, Solid               7/07 at 102.00         N/R            219,740
                 Waste Disposal Revenue Bonds, CanFibre of
                 Riverside Project, Series 1997A, 9.000%, 7/01/19
                 (Alternative Minimum Tax)#

        5,250   California Department of Water Resources, Power                       5/12 at 101.00          A3          5,618,445
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        5,160   California Statewide Community Development Authority,                12/04 at 102.00         N/R          4,595,238
                 Refunding Certificates of Participation, Rio Bravo
                 Fresno Project, Series 1999A, 6.300%, 12/01/18

       11,000   Chula Vista, California, Industrial Development Revenue               6/04 at 101.00         AAA         11,223,300
                 Bonds, San Diego Gas and Electric Company,
                 Series 1992A, 6.400%, 12/01/27 (Alternative
                 Minimum Tax) - AMBAC Insured

          725   Los Angeles Department of Water and Power,                            7/13 at 100.00         AAA            778,396
                 California, Power System Revenue Bonds,
                 Series 2003A-2, 5.000%, 7/01/21 - MBIA Insured

        4,100   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          4,292,413
                 Bonds, Electric System Project, Series 2001,
                 6.750%, 9/01/31

       10,450   Orange County Public Financing Authority,                               No Opt. Call         Aaa         11,874,544
                 California, Waste Management System Revenue
                 Refunding Bonds, Series 1997, 5.250%, 12/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

          500   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA            542,825
                 Revenue Refunding Bonds, Series 2002Q,
                 5.250%, 8/15/22 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.1%

        2,500   California Department of Water Resources, Water                       6/13 at 100.00         AAA          2,833,875
                 System Revenue Bonds, Central Valley Project,
                 Series 2003Y, 5.250%, 12/01/16 - FGIC Insured

        2,500   Pajaro Valley Water Management Agency, California,                    3/09 at 101.00         AAA          2,854,100
                 Revenue Certificates of Participation, Series 1999A,
                 5.750%, 3/01/29 - AMBAC Insured

        5,985   Sacramento County Sanitation District Financing                      12/10 at 101.00          AA          6,877,962
                 Authority, California, Revenue Bonds, Series 2000A,
                 5.250%, 12/01/12

        4,000   Sacramento County Sanitation District Financing                         No Opt. Call         AAA          4,779,080
                 Authority, California, Revenue Refunding Bonds,
                 Series 2001, 5.500%, 12/01/20 - AMBAC Insured



                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       4,585   Santa Maria, California, Subordinate Water and                        8/12 at 101.00         AAA     $    4,728,831
                 Wastewater Revenue Certificates of Participation,
                 Series 1997A, 0.000%, 8/01/27 - AMBAC Insured

        1,700   South Gate Utility Authority, California, Subordinate                10/11 at 102.00         AAA          1,815,427
                 Revenue Bonds, Water and Sewer System Projects,
                 Series 2001, 5.000%, 10/01/22 - FGIC Insured

          945   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+            977,470
                 of Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$     290,416   Total Long-Term Investments (cost $285,690,382) - 149.8%                                                308,995,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      3,266,981
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.4)%                                                       (106,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  206,261,981
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    #    Non-income producing security. On January 1, 2002,
                         CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

                                 See accompanying notes to financial statements.

                                       23


                            Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4%

$       5,140   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2     $    5,093,740
                 Tobacco Settlement Asset-Backed Bonds, Sonoma
                 County Tobacco Funding Corporation, Series 2002B,
                 5.125%, 6/01/20

        2,000   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          1,925,820
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.9%

        1,530   University of California, Certificates of Participation,              1/10 at 101.00         Aa2          1,645,408
                 San Diego and Sacramento Campus Projects,
                 Series 2002A, 5.250%, 1/01/20

        6,580   University of California, Revenue Bonds, Multiple                     9/08 at 101.00         Aa2          7,395,262
                 Purpose Projects, Series 2000K, 5.000%, 9/01/13


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.9%

        2,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          2,169,640
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        3,200   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          3,372,960
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        1,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          1,083,770
                 Revenue Refunding Bonds, Sherman Oaks Project,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        5,930   Central California Joint Powers Health Financing                      8/04 at 100.00        Baa2          5,847,692
                 Authority, Certificates of Participation, Community
                 Hospitals of Central California, Series 1993,
                 5.000%, 2/01/23

        3,000   Loma Linda, California, Hospital Revenue Bonds,                       6/04 at 102.00          BB          3,067,320
                 Loma Linda University Medical Center Project,
                 Series 1993A, 6.500%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.3%

        1,550   Housing Authority of the County of San Bernardino,                      No Opt. Call        BBB+          1,703,280
                 California, Multifamily Housing Revenue Refunding
                 Bonds, Equity Residential/Redlands Lawn & Tennis
                 Apartments, Issue 1999A, 5.200%, 6/15/29
                 (Mandatory put 6/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.6%

        4,950   State of California, Various Purpose General                          3/10 at 101.00         AAA          5,435,793
                 Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured

        5,000   California, General Obligation Veterans Welfare Bonds,               12/05 at 101.00           A          5,141,400
                 Series 2000BT, 5.375%, 12/01/16 (Alternative Minimum Tax)

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,083,150
        1,400    5.250%, 2/01/20                                                      8/13 at 100.00        Baa1          1,482,656

        3,000   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          3,057,510
                 5.000%, 2/01/23

        2,670   Coast Community College District, Orange County,                      8/13 at 100.00         AAA          2,872,493
                 California, General Obligation Refunding Bonds,
                 Series 2003A, 5.000%, 8/01/21 - MBIA Insured

        1,000   Fremont Unified School District, Alameda County,                      8/12 at 101.00         AAA          1,078,280
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/21 - FGIC Insured

        5,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          5,442,950
                 Obligation Bonds, Election of 1997, Series 2000D,
                 5.375%, 7/01/25 - FGIC Insured

        2,500   Oakland Unified School District, Alameda County,                      8/12 at 100.00         AAA          2,720,700
                 California, General Obligation Bonds, Series 2002,
                 5.250%, 8/01/21 - FGIC Insured

        1,000   Pomona Unified School District, California, General                   8/11 at 103.00         AAA          1,214,560
                 Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured

        3,000   Puerto Rico Public Improvement, General Obligation                      No Opt. Call          A-          3,739,020
                 Bonds, Series 1996, 6.500%, 7/01/13

        5,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          5,319,400
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/21 - MBIA Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.2%

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
$       1,000    5.625%, 6/01/33                                                      6/13 at 100.00        Baa2     $    1,033,430
        2,000    5.500%, 6/01/33                                                      6/13 at 100.00        Baa2          2,048,660

        3,000   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00         AA-          3,133,110
                 California, Revenue Bonds, Los Angeles County Regional
                 Park and Open Space District, Series 1997A,
                 5.000%, 10/01/19

        2,000   Monterey County, California, Certificates of                          8/11 at 100.00         Aaa          2,121,420
                 Participation, Master Plan Financing, Series 2001,
                 5.000%, 8/01/21 - MBIA Insured

        1,000   Ontario, California, Special Tax Bonds, Community                     9/06 at 102.00         N/R          1,056,300
                 Facilities District 5, Freeway Interchange Project,
                 Series 1997, 6.375%, 9/01/17

       10,900   Ontario Redevelopment Financing Authority,                              No Opt. Call         AAA         15,404,752
                 San Bernardino County, California, Revenue Refunding
                 Bonds, Redevelopment Project 1, Series 1995,
                 7.400%, 8/01/25 - MBIA Insured

        2,500   Sacramento City Financing Authority, California,                        No Opt. Call         AAA          2,927,850
                 Lease Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - AMBAC Insured

        2,255   San Bernardino County, California, Certificates                       8/05 at 102.00         AAA          2,421,103
                 of Participation, Medical Center Financing Project,
                 Series 1995, 5.500%, 8/01/22 - MBIA Insured

        1,200   San Jose Financing Authority, California, Lease                       9/11 at 100.00         AAA          1,291,380
                 Revenue Refunding Bonds, Convention Center Project,
                 Series 2001F, 5.000%, 9/01/20 - MBIA Insured

        7,000   Community Redevelopment Agency of the City of                        10/09 at 101.00         AAA          8,039,360
                 Union City, California, Redevelopment Project Tax
                 Allocation Bonds, Series 1999, 5.750%, 10/01/32 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 27.2%

        1,000   Bay Area Toll Authority, California, San Francisco Bay                  No Opt. Call          AA          1,143,830
                 Area Toll Bridge Revenue Bonds, Series 2001D,
                 5.000%, 4/01/10

        4,000   Foothill-Eastern Transportation Corridor Agency,                      1/14 at 101.00        BBB-          3,057,040
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/29

        8,500   Long Beach, California, Harbor Revenue Bonds,                         5/10 at 101.00         AA-          9,724,000
                 Series 2000A, 5.750%, 5/15/14 (Alternative Minimum Tax)

        5,250   Port of Oakland, California, Revenue Bonds,                           5/10 at 100.00         AAA          5,789,228
                 Series 2000K, 5.750%, 11/01/29 (Alternative Minimum
                 Tax) - FGIC Insured

        5,000   Sacramento County, California, Airport System Revenue                 7/06 at 102.00         AAA          5,476,850
                 Bonds, Series 1996A, 5.900%, 7/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

                San Francisco City and County Airports Commission, California,
                Revenue Bonds, San Francisco International Airport, Series 2,
                Issue 25:
        2,515    5.500%, 5/01/24 (Alternative Minimum Tax) - FSA Insured              5/10 at 101.00         AAA          2,684,385
        3,100    5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured              5/10 at 101.00         AAA          3,406,993

        2,500   San Francisco City and County Airports Commission,                    1/08 at 102.00         AAA          2,821,275
                 California, Special Facilities Lease Revenue Bonds,
                 San Francisco International Airport, SFO Fuel Company
                 LLC, Series 2000A, 6.125%, 1/01/27
                 (Alternative Minimum Tax) - FSA Insured

        1,250   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA          1,325,775
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 26B, 5.000%, 5/01/21 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.2%

        4,000   Pomona, California, GNMA-FHLMC Mortgage-Backed                          No Opt. Call         AAA          5,520,040
                 Securities, Single Family Mortgage Revenue
                 Refunding Bonds, Series 1990B, 7.500%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.6%

        1,500   California Pollution Control Financing Authority, Pollution           9/09 at 101.00         AAA          1,641,330
                 Control Revenue Refunding Bonds, Southern
                 California Edison Company, Series 1999A,
                 5.450%, 9/01/29 - MBIA Insured

          804   California Pollution Control Financing Authority,                     7/07 at 102.00         N/R            144,707
                 Solid Waste Disposal Revenue Bonds, CanFibre of
                 Riverside Project, Series 1997A, 9.000%, 7/01/19
                 (Alternative Minimum Tax)#

        3,000   California Department of Water Resources, Power                       5/12 at 101.00          A3          3,210,540
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18


                                       25


                            Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       4,500   California Statewide Community Development Authority,                12/04 at 102.00         N/R     $    4,007,475
                 Refunding Certificates of Participation, Rio Bravo
                 Fresno Project, Series 1999A, 6.300%, 12/01/18

        4,500   Chula Vista, California, Industrial Development                       6/04 at 101.00         AAA          4,591,350
                 Revenue Bonds, San Diego Gas and Electric Company,
                 Series 1992A, 6.400%, 12/01/27 (Alternative
                 Minimum Tax) - AMBAC Insured

          500   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            536,825
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

                Merced Irrigation District, California, Revenue Refunding
                Bonds, Electric System Project, Series 2001:
        1,650    6.750%, 9/01/31                                                      9/05 at 102.00        Baa3          1,727,435
        1,000    6.850%, 9/01/36                                                      9/05 at 102.00        Baa3          1,048,310

        4,000   Puerto Rico Electric Power Authority, Power Revenue                     No Opt. Call         AAA          4,703,680
                 Bonds, Series 2000HH, 5.500%, 7/01/10 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 17.2%

        4,000   California Department of Water Resources, Water                      12/11 at 100.00          AA          4,600,960
                 System Revenue Bonds, Central Valley Project,
                 Series 2001W, 5.500%, 12/01/15

        1,030   California Department of Water Resources, Water                         No Opt. Call         AAA          1,232,774
                 System Revenue Bonds, Central Valley Project,
                 Series 2002X, 5.500%, 12/01/17 - FGIC Insured

        4,000   Los Angeles, California, Wastewater System Revenue                    5/04 at 102.00         AAA          4,046,160
                 Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC Insured

        2,000   San Francisco City and County Public Utilities                        4/13 at 100.00         AAA          2,217,100
                 Commission, California, Clean Water Revenue
                 Refunding Bonds, Series 2003A, 5.250%, 10/01/20 -
                 MBIA Insured

       10,000   Santa Maria, California, Subordinate Water and                        8/12 at 101.00         AAA         10,313,700
                 Wastewater Revenue Certificates of Participation,
                 Series 1997A, 0.000%, 8/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     179,904   Total Long-Term Investments (cost $178,041,358) - 150.5%                                                196,341,931
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      2,116,542
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.1)%                                                        (68,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  130,458,473
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                    #    Non-income producing security. On January 1, 2002,
                         CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

                                 See accompanying notes to financial statements.

                                       26


                            Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.4%

$       1,000   Southern California Tobacco Securitization Authority,                 6/12 at 100.00         BBB     $      893,220
                 Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2001A, 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.6%

        5,000   California Educational Facilities Authority, Revenue                 10/06 at 102.00         AAA          5,154,350
                 Bonds, Chapman University, Series 1996,
                 5.125%, 10/01/26 - CONNIE LEE/AMBAC Insured

        3,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          3,410,160
                 University of the Pacific, Series 2000,
                 5.750%, 11/01/30 - MBIA Insured

        6,000   California State Public Works Board, Lease Revenue                   10/07 at 102.00          A3          6,205,740
                 Bonds, California State University Projects,
                 Series 1997C, 5.400%, 10/01/22

        2,500   Long Beach Bond Financing Authority, California,                     11/11 at 101.00         AAA          2,675,025
                 Lease Revenue Refunding Bonds, Long Beach Aquarium
                 of the South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

        2,540   University of California, Revenue Bonds, Research                     9/09 at 101.00         AAA          2,657,323
                 Facilities, Series 2001E, 5.000%, 9/01/25 - AMBAC Insured

                University of California, Multiple Purpose Projects, Revenue
                Bonds, Series 2003A:
        9,270    5.125%, 5/15/16 - AMBAC Insured                                      5/13 at 100.00         AAA         10,381,566
        3,000    5.125%, 5/15/17 - AMBAC Insured                                      5/13 at 100.00         AAA          3,347,250


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.5%

        2,110   California Health Facilities Financing Authority, Kaiser             10/08 at 101.00           A          2,394,913
                 Permanente, Revenue Bonds, Series 1998B,
                 5.250%, 10/01/12

        3,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          3,254,460
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        2,145   California Statewide Community Development Authority,                   No Opt. Call           A          2,330,757
                 Revenue Bonds, Kaiser Permanente System,
                 Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

                Central California Joint Powers Health Financing Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        1,750    5.250%, 2/01/13                                                      8/04 at 101.00        Baa2          1,767,763
        6,820    5.500%, 2/01/15                                                      8/04 at 101.00        Baa2          6,884,449

        5,000   Loma Linda, California, Hospital Revenue Bonds,                       6/04 at 102.00          BB          5,112,200
                 Loma Linda University Medical Center Project,
                 Series 1993A, 6.500%, 12/01/18

        1,000   Stockton, California, Health Facility Revenue Bonds,                 12/07 at 102.00        BBB+          1,065,690
                 Dameron Hospital Association, Series 1997A,
                 5.700%, 12/01/14


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.9%

       10,000   California Statewide Community Development Authority,                 7/08 at 101.00         BBB         10,753,900
                 Revenue Refunding Bonds, Irvine Apartment
                 Communities Development, Series 1998A,
                 4.900%, 5/15/25 (Mandatory put 5/15/08)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.4%

        2,945   California Statewide Community Development Authority,                 4/09 at 101.00        BBB-          3,051,138
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 21.2%

        4,075   State of California, General Obligation Various                       9/10 at 100.00        Baa1          4,258,660
                 Purpose Bonds, 5.250%, 9/01/20

       14,000   State of California, Various Purpose General Obligation               3/10 at 101.00         AAA         15,373,960
                 Bonds, 5.750%, 3/01/27 - MBIA Insured

        2,400   California, General Obligation Bonds, Series 2003,                    8/13 at 100.00        Baa1          2,541,696
                 5.250%, 2/01/20

        1,000   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          1,032,770
                 5.000%, 2/01/21

        2,395   Fontana Unified School District, San Bernardino County,               5/09 at 102.00         AAA          2,798,701
                 California, General Obligation Refunding Bonds,
                 Series 1997D, 5.800%, 5/01/17 - FGIC Insured


                                       27


                            Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$      10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA     $   10,690,360
                 Series 2001A, 5.000%, 9/01/21

        1,500   Pajaro Valley Unified School District, Santa Cruz                     8/13 at 100.00         AAA          1,667,220
                 County, California, General Obligation Bonds,
                 Series 2003, 5.000%, 8/01/16 - FSA Insured

        3,250   Puerto Rico Public Improvement, General Obligation                      No Opt. Call         AAA          3,876,145
                 Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -
                 MBIA Insured

        3,500   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          3,832,185
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 36.5%

        3,135   California State Public Works Board, Lease Revenue                   12/12 at 100.00         AAA          3,536,876
                 Bonds, Department of General Services, Capital
                 East End, Series 2002A, 5.250%, 12/01/15 -
                 AMBAC Insured

        3,000   California State Public Works Board, Lease Revenue                   12/11 at 102.00         AAA          3,213,960
                 Bonds, Department of Mental Health, Hospital Addition,
                 Series 2001A, 5.000%, 12/01/21 - AMBAC Insured

        1,595   Fontana Public Financing Authority, California,                       9/11 at 101.00         AAA          1,735,456
                 Tax Allocation Revenue Bonds, North Fontana
                 Redevelopment Project, Series 2003A,
                 5.375%, 9/01/25 - AMBAC Insured

        2,250   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00        Baa2          2,325,218
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2003B, 5.625%, 6/01/33

                Los Angeles County Metropolitan Transportation Authority,
                California, Proposition C Sales Tax Revenue Bonds, Second Senior
                Lien, Series 2000A:
        8,005    5.250%, 7/01/25 - FGIC Insured                                       7/10 at 101.00         AAA          8,603,054
        6,500    5.250%, 7/01/30 - FGIC Insured                                       7/10 at 101.00         AAA          6,992,830

        4,130   Manteca Unified School District, San Joaquin                          9/11 at 101.00         AAA          4,378,007
                 County, California, Special Tax Bonds, Community
                 Facilities District 89-2, Series 2001C,
                 5.000%, 9/01/23 - MBIA Insured

        1,685   Ontario, California, Special Tax Bonds, Community                     9/06 at 102.00         N/R          1,779,866
                 Facilities District 5, Freeway Interchange Project,
                 Series 1997, 6.375%, 9/01/17

        3,890   Ontario Redevelopment Financing Authority,                            8/11 at 101.00         AAA          4,160,238
                 California, Lease Revenue Bonds, Capital Projects,
                 Series 2001, 5.000%, 8/01/21 - AMBAC Insured

        3,600   Ontario Redevelopment Financing Authority,                              No Opt. Call         AAA          5,087,808
                 San Bernardino County, California, Revenue Refunding
                 Bonds, Redevelopment Project 1, Series 1995,
                 7.400%, 8/01/25 - MBIA Insured

        9,825   Orange County, California, Recovery Certificates                      7/06 at 102.00         AAA         10,944,166
                 of Participation, Series 1996A, 6.000%, 7/01/26 -
                 MBIA Insured

        1,000   Paramount Redevelopment Agency, California,                           8/13 at 100.00         AAA          1,060,520
                 Tax Allocation Bonds, Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

        4,000   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00           A          4,343,280
                 Highway Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        1,715   Redding Joint Powers Financing Authority, California,                 7/04 at 102.00           A          1,751,684
                 Lease Revenue Bonds, Solid Waste and
                 Corporate Yard, Series 1993A, 5.500%, 1/01/13

        4,000   Sacramento City Financing Authority, California,                        No Opt. Call         AAA          4,684,560
                 Lease Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - AMBAC Insured

        3,535   San Jose Financing Authority, California, Lease                       9/11 at 100.00         AAA          3,804,190
                 Revenue Refunding Bonds, Convention Center Project,
                 Series 2001F, 5.000%, 9/01/20 - MBIA Insured

        2,000   City of San Jose Financing Authority, California,                     6/12 at 100.00         AAA          2,223,320
                 Lease Revenue Refunding Bonds, Civic Center Project,
                 Series 2002B, 5.250%, 6/01/19 - AMBAC Insured

        2,840   Santa Clara Redevelopment Agency, California,                         6/13 at 100.00         AAA          3,009,292
                 Tax Allocation Bonds, Bayshore North Project,
                 Series 2003, 5.000%, 6/01/23 - MBIA Insured

        5,250   Santa Cruz County Redevelopment Agency, California,                   9/10 at 102.00         AAA          5,630,940
                 Subordinate Lien Tax Allocation Bonds, Live Oak
                 and Soquel Community Improvement Projects,
                 Series 2000, 5.250%, 9/01/25 - AMBAC Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 32.2%

$      18,000   Alameda Corridor Transportation Authority, California,               10/09 at 101.00         AAA     $   18,748,080
                 Senior Lien Revenue Bonds, Series 1999A,
                 5.000%, 10/01/29 - MBIA Insured

                Bay Area Toll Authority, California, San Francisco Bay Area Toll
                Bridge Revenue Bonds, Series 2001D:
        3,875    5.000%, 4/01/12                                                      4/11 at 100.00          AA          4,373,441
        2,605    5.000%, 4/01/16                                                      4/11 at 100.00          AA          2,877,275

        6,500   Foothill-Eastern Transportation Corridor Agency,                      1/14 at 101.00        BBB-          4,967,690
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/29

        2,000   Foothill-Eastern Transportation Corridor Agency,                      1/10 at 100.00         AAA          2,065,820
                 California, Toll Road Revenue Bonds, Series 1995A,
                 5.000%, 1/01/35 - MBIA Insured

        9,980   Long Beach, California, Harbor Revenue Bonds,                         5/10 at 101.00         AA-         10,649,658
                 Series 2000A, 5.500%, 5/15/25 (Alternative Minimum Tax)

        9,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          9,924,390
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

       15,000   Airports Commission of the City and County of                         5/10 at 101.00         AAA         16,485,450
                 San Francisco, California, San Francisco International
                 Airport, Second Series Revenue Bonds, Issue 24A,
                 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.5%

       10,830   State of California, Various Purpose General Obligation               3/05 at 101.00     Baa1***         11,456,624
                 Bonds, Series 1995, 5.750%, 3/01/13 (Pre-refunded
                 to 3/01/05)

        1,155   California Statewide Community Development                              No Opt. Call      N/R***          1,234,753
                 Authority, Certificates of Participation, Insured
                 Hospital Revenue Refunding Bonds, Triad Healthcare,
                 Series 1992, 6.250%, 8/01/06

        1,000   Foothill-Eastern Transportation Corridor Agency,                      1/07 at 100.00         AAA          1,127,360
                 California, Toll Road Revenue Bonds, Series 1995A,
                 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

        2,500   Los Angeles Community Redevelopment Agency,                           7/04 at 100.00      BBB***          2,515,950
                 California, Tax Allocation Refunding Bonds, Central
                 Business District Redevelopment Project, Series 1987G,
                 6.750%, 7/01/10

        4,000   San Francisco City and County Airports Commission,                    5/05 at 101.00         AAA          4,276,120
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 11, 6.250%, 5/01/26 (Alternative
                 Minimum Tax) (Pre-refunded to 5/01/05) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.2%

        6,000   California Department of Water Resources, Power                       5/12 at 101.00          A3          6,421,080
                 Supply Revenue Bonds, Series 2002A, 5.125% 5/01/18

        7,945   Chula Vista, California, Industrial Development Revenue               6/04 at 101.00         AAA          8,106,284
                 Bonds, San Diego Gas and Electric Company,
                 Series 1992A, 6.400%, 12/01/27 (Alternative
                 Minimum Tax) - AMBAC Insured

        5,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          5,510,400
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/20 - FSA Insured

          700   Los Angeles Department of Water and Power,                            7/13 at 100.00         AAA            751,555
                 California, Power System Revenue Bonds,
                 Series 2003A-2, 5.000%, 7/01/21 - MBIA Insured

        3,210   Turlock Irrigation District, California, Electric Revenue             1/13 at 100.00         AAA          3,543,840
                 Bonds, Series 2003A, 5.000%, 1/01/16 - MBIA Insured


                                       29


                            Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.3%

$       4,000   California Department of Water Resources, Water                      12/11 at 100.00          AA     $    4,600,960
                 System Revenue Bonds, Central Valley Project,
                 Series 2001W, 5.500%, 12/01/16

        2,745   Northridge Water District, California, Revenue Certificates           2/11 at 101.00         AAA          2,981,152
                 of Participation, Series 2001, 5.250%, 2/01/21 -
                 AMBAC Insured

        3,015   Oxnard, California, Financing Authority, Wastewater                   6/13 at 100.00         AAA          3,326,027
                 Revenue Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured

                San Elijo Joint Powers Authority, San Diego County, California,
                Revenue Refunding Bonds, San Elijo Wastewater Facilities, Series
                2003:
        1,245    5.000%, 3/01/16 - FSA Insured                                        3/12 at 101.00         AAA          1,375,177
        1,310    5.000%, 3/01/17 - FSA Insured                                        3/12 at 101.00         AAA          1,439,281
------------------------------------------------------------------------------------------------------------------------------------
$     302,830   Total Long-Term Investments (cost $300,074,002) - 149.7%                                                325,435,233
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      3,980,149
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                       (112,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  217,415,382
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.



                                       30


                            Nuveen California Select Quality Municipal Fund, Inc. (NVC)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.6%

$       4,625   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2     $    4,146,960
                 Tobacco Settlement Asset-Backed Bonds, Stanislaus
                 County Tobacco Funding Corporation, Series 2002A,
                 5.500%, 6/01/33

        9,150   California Pollution Control Financing Authority, Sewerage           12/06 at 101.00          A+          9,588,468
                 and Solid Waste Disposal Facilities Revenue Bonds,
                 Anheuser-Busch Project, Series 1996,
                 5.750%, 12/01/30 (Alternative Minimum Tax)

       15,000   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB         14,443,650
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 1.5%

        5,125   University of California, Revenue Bonds, Research                     9/09 at 101.00         AAA          5,429,938
                 Facilities, Series 2001E, 5.000%, 9/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.8%

        9,500   California Pollution Control Financing Authority, Exempt             12/06 at 102.00         AAA         10,451,900
                 Facilities Revenue Bonds, Mobil Oil Corporation Project,
                 Series 1996, 5.500%, 12/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.1%

        1,750   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00         BBB          1,845,078
                 California, Insured Revenue Bonds, Sansum-Santa
                 Barbara Medical Foundation Clinic, Series 2002A,
                 5.500%, 4/01/21

       13,500   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3         14,645,070
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        3,000   California Health Facilities Financing Authority, Insured             7/04 at 102.00         AAA          3,046,710
                 Health Facility Revenue Refunding Bonds, Catholic
                 Healthcare West, Series 1994A, 4.750%, 7/01/19 -
                 MBIA Insured

        5,000   California Statewide Communities Development                          7/07 at 102.00         AA-          5,234,900
                 Authority, Certificates of Participation, St. Joseph
                 Health System Refunding, Series 1997,
                 5.125%, 7/01/17

       14,000   California Statewide Community Development                            7/10 at 101.00        Baa1         15,443,540
                 Authority, Certificates of Participation, Catholic
                 Healthcare West, Series 1999, 6.500%, 7/01/20

        2,000   California Statewide Community Development                              No Opt. Call         AAA          2,167,540
                 Authority, Revenue Refunding Bonds, Sherman Oaks
                 Project, Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        9,350   City of Loma Linda, California, Hospital Revenue                      6/04 at 102.00         AAA          9,623,675
                 Refunding Bonds, Loma Linda University Medical
                 Center Project, Series 1993C, 5.375%, 12/01/22 -
                 MBIA Insured

        6,000   Madera County, California, Certificates of                            3/05 at 102.00         AAA          6,375,540
                 Participation, Valley Children's Hospital Project,
                 Series 1995, 5.750%, 3/15/28 - MBIA Insured

        1,050   Stockton, California, Health Facility Revenue Bonds,                 12/07 at 102.00        BBB+          1,139,124
                 Dameron Hospital Association, Series 1997A,
                 5.450%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.5%

          820   California Housing Finance Agency, Single Family                      5/05 at 102.00         AAA            834,399
                 Mortgage Bonds, Senior Series 1995A-2,
                 6.350%, 8/01/15 (Alternative Minimum Tax)

          390   California Housing Finance Agency, Single Family                     10/05 at 102.00         AAA            407,129
                 Mortgage Bonds, Mezzanine Series 1995B-2,
                 6.250%, 8/01/14 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,820   California Housing Finance Agency, Single Family                     10/05 at 102.00         AAA          1,860,877
                 Mortgage Bonds, Senior Series 1995B-2,
                 6.250%, 2/01/18 (Alternative Minimum Tax)

       12,855   California Housing Finance Agency, Home Mortgage                       8/10 at 27.19         AAA          2,405,171
                 Revenue Bonds, Series 2000T, 0.000%, 2/01/32
                 (Alternative Minimum Tax) - MBIA Insured

        3,560   Puerto Rico Housing Bank and Finance Agency,                          4/05 at 102.00         AAA          3,693,322
                 Single Family Mortgage Revenue Bonds, Affordable
                 Housing Mortgage Subsidy Program, Series 1995-I,
                 6.250%, 4/01/29 (Alternative Minimum Tax)


                                       31


                            Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3%

$       4,720   California Pollution Control Financing Authority,                       No Opt. Call         BBB     $    4,814,070
                 Solid Waste Disposal Revenue Bonds, Waste
                 Management Inc. Project, Series 2002B,
                 4.450%, 7/01/27 (Alternative Minimum Tax)
                 (Mandatory put 7/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.3%

       10,000   State of California, Various Purpose General Obligation               3/10 at 101.00         AAA         10,981,400
                 Bonds, 5.750%, 3/01/27 - MBIA Insured

        4,700   California, Various Purpose General Obligation Bonds,                 5/10 at 101.00         AAA          5,165,817
                 Series 2000, 5.625%, 5/01/22 - FGIC Insured

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          4,061,813
        3,700    5.250%, 2/01/21                                                      8/13 at 100.00        Baa1          3,895,175
        5,000    5.250%, 2/01/22                                                      8/13 at 100.00        Baa1          5,232,550

        3,800   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          3,924,526
                 5.000%, 2/01/21

        1,880   Compton Community College District, Los Angeles                       7/14 at 100.00         AAA          2,107,010
                 County, California, General Obligation Bonds,
                 Series 2004A, 5.250%, 7/01/20 - MBIA Insured

        5,515   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          5,989,952
                 General Obligation Bonds, Election of 1995,
                 Series 2001E, 5.000%, 8/01/25 - FGIC Insured

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA         10,826,069
                 Series 2001A, 5.000%, 9/01/20

       13,020   City of Los Angeles, California, Unified School District,             7/08 at 101.00         AAA         13,561,372
                 General Obligation Bonds, Election of 1997,
                 Series 1998B, 5.000%, 7/01/23 - FGIC Insured

        6,030   Los Angeles Unified School District, California,                      7/10 at 100.00         AAA          6,564,198
                 General Obligation Bonds, Election of 1997,
                 Series 2000D, 5.375%, 7/01/25 - FGIC Insured

        2,200   Oakland Unified School District, Alameda County,                      8/08 at 101.00         AAA          2,315,632
                 California, General Obligation Bonds, Series 2001,
                 5.125%, 8/01/21 - FSA Insured

        2,270   Pajaro Valley Unified School District, Santa Cruz                     8/13 at 100.00         AAA          2,458,819
                 County, California, General Obligation Bonds,
                 Series 2003, 5.000%, 8/01/20 - FSA Insured

       11,500   Puerto Rico Public Improvement, General Obligation                      No Opt. Call         AAA         13,715,590
                 Refunding Bonds, Series 2002A, 5.500%,
                 7/01/20 - MBIA Insured

        2,000   West Contra Costa Unified School District, Contra                     8/11 at 101.00         AAA          2,124,920
                 Costa County, California, General Obligation Bonds,
                 Series 2003C, 5.000%, 8/01/22 - FGIC Insured

        3,760   West Contra Costa Unified School District, Contra                     8/11 at 101.00         AAA          3,994,850
                 Costa County, California, General Obligation Bonds,
                 Series 2003B, 5.000%, 8/01/22 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.5%

        2,870   Bell Community Redevelopment Agency, California,                     10/13 at 100.00          AA          3,115,959
                 Bell Redevelopment Area Tax Allocation Bonds,
                 Series 2003, 5.500%, 10/01/23 - RAAI Insured

        3,620   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          4,036,698
                 Refunding Bonds, Golden State Redevelopment
                 Project, Series 2003A, 5.250%, 12/01/20 - AMBAC Insured

        3,765   California State Public Works Board, Lease Revenue                   12/12 at 100.00         AAA          4,217,515
                 Bonds, Department of General Services, Capital
                 East End, Series 2002A, 5.250%, 12/01/16 -
                 AMBAC Insured

        5,000   Culver City Redevelopment Financing Authority,                        5/04 at 101.00         AAA          5,077,400
                 California, Tax Allocation Revenue Refunding Bonds,
                 Series 1993, 5.000%, 11/01/23 - AMBAC Insured

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        2,000    5.625%, 6/01/33                                                      6/13 at 100.00        Baa2          2,066,860
        2,500    5.625%, 6/01/38                                                      6/13 at 100.00        Baa2          2,576,150

        3,000   La Quinta Redevelopment Agency, California, Tax                       9/11 at 102.00         AAA          3,214,530
                 Allocation Bonds, Project Area 1, Series 2001,
                 5.000%, 9/01/21 - AMBAC Insured

        3,510   Long Beach Bond Financing Authority, California,                     10/07 at 102.00         AAA          3,633,517
                 Lease Revenue and Refunding Bonds, Civic Center
                 Project, Series 1997A, 5.000%, 10/01/27 - MBIA Insured

       16,500   Los Angeles County Metropolitan Transportation                        7/08 at 101.00         AAA         17,089,215
                 Authority, California, Proposition C Sales Tax Revenue
                 Refunding Bonds, Second Senior Lien, Series 1998A,
                 5.000%, 7/01/23 - AMBAC Insured


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA     $    3,224,130
                 California, Proposition C Sales Tax Revenue Bonds,
                 Second Senior Lien, Series 2000A, 5.250%, 7/01/25 -
                 FGIC Insured

        4,750   Montclair Redevelopment Agency, California, Revenue                  12/10 at 102.00         N/R          4,765,248
                 Bonds, Monterey Manor Mobile Home Estates Project,
                 Series 2000, 6.400%, 12/15/30

                Monterey County, California, Certificates of Participation,
                Master Plan Financing, Series 2001:
        2,075    5.000%, 8/01/19 - MBIA Insured                                       8/11 at 100.00         Aaa          2,240,336
        6,000    5.000%, 8/01/26 - MBIA Insured                                       8/11 at 100.00         Aaa          6,274,140

        2,580   Oakland Redevelopment Agency, California,                             3/13 at 100.00         AAA          2,942,877
                 Subordinate Lien Tax Allocation Bonds, Central
                 District Redevelopment Project, Series 2003,
                 5.500%, 9/01/18 - FGIC Insured

        3,605   Oakland State Building Authority, California, Lease                   4/08 at 101.00         AAA          3,746,172
                 Revenue Bonds, Elihu M. Harris State Office Building,
                 Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

        2,280   Ontario Redevelopment Financing Authority, California,                8/11 at 101.00         AAA          2,547,991
                 Lease Revenue Bonds, Capital Projects, Series 2001,
                 5.250%, 8/01/18 - AMBAC Insured

        2,185   Pleasanton Joint Powers Financing Authority, California,              3/04 at 102.00        Baa1          2,236,085
                 Reassessment Revenue Bonds, Series 1993A,
                 6.150%, 9/02/12

          345   Riverside Public Financing Authority, California,                     8/04 at 100.00         N/R            349,965
                 Revenue Bonds, Multiple Project Loans, Series 1991A,
                 8.000%, 2/01/18

        2,250   Roseville, California, Special Tax Bonds, Community                   9/09 at 103.00         N/R          2,290,163
                 Facilities District 1 - Crocker, Series 2003, 5.900%, 9/01/24

        5,235   San Francisco Redevelopment Financing Authority,                      8/04 at 102.00           A          5,380,167
                 California, Tax Allocation Revenue Bonds, San Francisco
                 Redevelopment Projects, Series 1993C, 5.125%, 8/01/18

        2,000   San Francisco State Building Authority, California,                  12/06 at 102.00         AAA          2,212,360
                 Lease Revenue Bonds, San Francisco Civic Center
                 Complex, Series 1996A, 5.250%, 12/01/16 -
                 AMBAC Insured

       10,000   San Jose Redevelopment Agency, California, Tax                        8/08 at 102.00           A         10,326,900
                 Allocation Bonds, Merged Area Redevelopment Project,
                 Series 1998, 5.250%, 8/01/29

        2,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,367,530
                 Refunding Bonds, Convention Center Project,
                 Series 2001F, 5.000%, 9/01/20 - MBIA Insured

        4,625   Santa Clara Redevelopment Agency, California,                           No Opt. Call         AAA          5,079,268
                 Tax Allocation Bonds, Bayshore North Project,
                 Series 2003, 5.000%, 6/01/17 - MBIA Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds,                    3/09 at 102.00         N/R          2,298,480
                 Vista Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29

        5,000   West Hollywood, California, Refunding Certificates                    2/08 at 102.00         AAA          5,198,500
                 of Participation, Series 1998, 5.000%, 2/01/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.6%

       10,500   Foothill-Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          8,024,730
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/29

        8,300   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00         AAA          8,573,153
                 Toll Road Revenue Bonds, Series 1995A,
                 5.000%, 1/01/35 - MBIA Insured

        7,500   Los Angeles Harbors Department, California, Revenue                   8/06 at 101.00         AAA          8,260,800
                 Bonds, Series 1996, 6.200%, 8/01/25 (Alternative
                 Minimum Tax) - MBIA Insured

        1,500   Orange County, California, Airport Revenue Refunding                  7/13 at 100.00         AAA          1,645,965
                 Bonds, John Wayne Airport, Series 2003,
                 5.000%, 7/01/18 - FSA Insured

        2,000   Orange County Transportation Authority, California,                   8/13 at 100.00         AAA          2,166,960
                 Toll Road Revenue Bonds, 91 Express Lanes Project,
                 Series 2003A, 5.000%, 8/15/20 - AMBAC Insured

        8,000   Port of Oakland, California, Revenue Bonds,                           5/10 at 100.00         AAA          8,821,680
                 Series 2000K, 5.750%, 11/01/29 (Alternative
                 Minimum Tax) - FGIC Insured

        3,450   San Francisco City and County Airports Commission,                    5/04 at 102.00         AAA          3,549,636
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 5, 6.500%, 5/01/24
                 (Alternative Minimum Tax) - FGIC Insured

       20,000   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA         21,980,600
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 25, 5.750%, 5/01/30
                 (Alternative Minimum Tax) - FSA Insured


                                       33


                            Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       5,000   San Francisco City and County Airports Commission,                    5/11 at 100.00         AAA     $    5,534,850
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 27B,
                 5.250%, 5/01/18 - FGIC Insured

        3,665   San Francisco City and County Airports Commission,                    5/12 at 100.00         AAA          3,956,441
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 28A,
                 5.250%, 5/01/18 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.2%

        3,000   California Pollution Control Financing Authority,                     7/04 at 100.00         Aaa          3,581,520
                 Solid Waste Revenue Bonds, North County Recycling
                 Center, Series 1991A, 6.750%, 7/01/17

        1,500   California State Public Works Board, Lease Revenue                    9/05 at 100.00       A3***          1,611,300
                 Bonds, California State University System Projects,
                 Series 1995A, 6.000%, 9/01/15 (Pre-refunded to 9/01/05)

        2,110   Contra Costa County, California, GNMA                                 5/05 at 100.00         AAA          2,529,173
                 Mortgage-Backed Securities Program, Home
                 Mortgage Revenue Bonds, Series 1989,
                 7.700%, 11/01/09 (Alternative Minimum Tax)

        5,000   Los Angeles County Public Works Financing                            10/04 at 102.00      Aa3***          5,250,100
                 Authority, California, Revenue Bonds, Regional Park
                 and Open Space District, Series 1994A,
                 6.000%, 10/01/15 (Pre-refunded to 10/01/04)

        2,105   Southern California Metropolitan Water District,                      1/08 at 101.00       AA***          2,385,091
                 Water Revenue Bonds, Series 1997A, 5.000%, 7/01/26
                 (Pre-refunded to 1/01/08)

        1,705   Palm Springs Financing Authority, California,                         8/05 at 100.00      N/R***          1,844,520
                 Tax Allocation Revenue Bonds, Agency Loans,
                 Series 1991B, 6.800%, 8/01/11 (Pre-refunded to 8/01/05)

       10,000   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00        A***         12,242,200
                 Highway Revenue Bonds, Series 2000B, 6.000%, 7/01/31
                 (Pre-refunded to 7/01/10)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,495,360
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.1%

        2,000   Anaheim Public Financing Authority, California, Electric             10/12 at 100.00         AAA          2,242,020
                 Generation System Revenue Refunding Bonds,
                 Series 2002B, 5.250%, 10/01/18 - FSA Insured

       10,350   California Pollution Control Financing Authority,                       No Opt. Call          A1         12,046,262
                 Pollution Control Revenue Bonds, San Diego Gas
                 and Electric Company, Series 1991A, 6.800%, 6/01/15
                 (Alternative Minimum Tax)

        9,550   California Pollution Control Financing Authority,                     6/04 at 100.00         BBB          9,559,550
                 Pollution Control Revenue Bonds, Southern California
                 Edison Company, Series 1991, 6.900%, 12/01/17
                 (Alternative Minimum Tax)

        9,750   California Department of Water Resources, Power                       5/12 at 101.00          A3         10,434,255
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        4,000   Imperial Irrigation District, California, Certificates               11/13 at 100.00         AAA          4,369,200
                 of Participation, Electric System Revenue Bonds,
                 Series 2003, 5.250%, 11/01/23 - FSA Insured

        5,000   Los Angeles Department of Water and Power,                            7/11 at 100.00         AAA          5,570,450
                 California, Power System Revenue Refunding Bonds,
                 Series 2001A-2, 5.375%, 7/01/20 - MBIA Insured

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,288,380
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        5,225   Los Angeles, California, Revenue Bonds, Sanitation                    2/11 at 100.00         AAA          5,823,158
                 Equipment Charge, Series 2001A,
                 5.250%, 2/01/18 - FSA Insured

        7,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          7,338,170
                 Bonds, Electric System Project, Series 2001,
                 6.850%, 9/01/36

        4,360   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          4,852,026
                 Revenue Refunding Bonds, Series 2002Q,
                 5.250%, 8/15/19 - FSA Insured

        3,460   Southern California Public Power Authority, Revenue                   7/13 at 100.00         AAA          3,737,181
                 Bonds, Magnolia Power Project, Series 2003-1A,
                 5.000%, 7/01/20 - AMBAC Insured

        3,060   Turlock Irrigation District, California, Electric Revenue             1/13 at 100.00         AAA          3,405,199
                 Bonds, Series 2003A, 5.000%, 1/01/15 - MBIA Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.9%

$       9,300   Los Angeles, California, Wastewater System Revenue                    6/08 at 101.00         AAA     $    9,629,778
                 Bonds, Series 1998A, 5.000%, 6/01/28 - FGIC Insured

        2,895   Southern California Metropolitan Water District,                      1/08 at 101.00          AA          2,992,098
                 Water Revenue Bonds, Series 1997A, 5.000%, 7/01/26

        2,525   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA          3,016,794
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

       17,670   San Francisco City and County Public Utilities                       11/11 at 100.00         AAA         18,570,817
                 Commission, California, Water Revenue Bonds,
                 Series 2001A, 5.000%, 11/01/24 - FSA Insured

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        2,120    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA          2,365,666
        2,960    5.250%, 10/01/20 - MBIA Insured                                      4/13 at 100.00         AAA          3,281,308

                Sweetwater Authority, California, Water Revenue
                Bonds, Series 2002:
        2,800    5.500%, 4/01/19 - FSA Insured                                        4/10 at 101.00         AAA          3,176,822
        9,055    5.000%, 4/01/22 - FSA Insured                                        4/10 at 101.00         AAA          9,532,012

        2,500   West Basin Municipal Water District, California,                      8/13 at 100.00         AAA          2,633,400
                 Revenue Certificates of Participation, Series 2003A,
                 5.000%, 8/01/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     531,410   Total Long-Term Investments (cost $512,718,220) - 150.4%                                                555,343,535
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      5,879,527
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.0)%                                                       (192,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  369,223,062
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       35

                            Nuveen California Quality Income Municipal Fund, Inc. (NUC)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.9%

$       4,620   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2     $    4,142,477
                 Tobacco Settlement Asset-Backed Bonds,
                 Stanislaus County Tobacco Funding Corporation,
                 Series 2002A, 5.500%, 6/01/33

        7,325   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2          6,598,140
                 Tobacco Settlement Asset-Backed Bonds, Sonoma
                 County Tobacco Funding Corporation, Series 2002B,
                 5.500%, 6/01/30

        5,000   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2          4,668,950
                 Tobacco Settlement Asset-Backed Bonds, Alameda
                 County Tobacco Asset Securitization Corporation,
                 Series 2002, 5.750%, 6/01/29

        9,700   California Statewide Financing Authority, Tobacco                     5/12 at 100.00        Baa2          8,906,346
                 Settlement Asset-Backed Bonds, Pooled Tobacco
                 Securitization Program, Series 2002A, 5.625%, 5/01/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.3%

        8,975   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa         10,202,062
                 University of the Pacific, Series 2000,
                 5.750%, 11/01/30 - MBIA Insured

        4,000   California State Public Works Board, Lease Revenue                    3/06 at 102.00         AAA          4,389,960
                 Refunding Bonds, California Community Colleges
                 Projects, Series 1996B, 5.625%, 3/01/19 -
                 AMBAC Insured

        6,400   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          6,886,848
                 Series 2002A, 5.000%, 11/01/20 - AMBAC Insured

        1,000   California Statewide Community Development                            4/06 at 101.00         AAA          1,095,130
                 Authority, Auxiliary Organization Revenue Certificates
                 of Participation, University Corporation - California State
                 University - Northridge, Series 1996, 6.000%, 4/01/26 -
                 AMBAC Insured

        1,615   University of California, Certificates of Participation,              1/10 at 101.00         Aa2          1,728,082
                 San Diego and Sacramento Campus Projects,
                 Series 2002A, 5.250%, 1/01/21

        7,500   University of California, Revenue Bonds, Multiple                     9/08 at 101.00         Aa2          7,859,175
                 Purpose Projects, Series 2000K, 5.300%, 9/01/30

                University of California, Revenue Bonds, Research Facilities,
                Series 2001E:
        2,305    5.000%, 9/01/23 - AMBAC Insured                                      9/09 at 101.00         AAA          2,418,429
        5,150    5.000%, 9/01/24 - AMBAC Insured                                      9/09 at 101.00         AAA          5,393,028

                University of California, Revenue Bonds, Multiple Purpose
                Projects, Series 2002O:
        9,265    5.000%, 9/01/18 - FGIC Insured                                       9/10 at 101.00         AAA          9,998,510
       10,255    5.000%, 9/01/19 - FGIC Insured                                       9/10 at 101.00         AAA         11,011,511

        9,000   University of California, Multiple Purpose Projects, Revenue          5/13 at 100.00         AAA         10,079,190
                 Bonds, Series 2003A, 5.125%, 5/15/16 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.5%

        1,750   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00         BBB          1,845,078
                 California, Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

                California Health Facilities Financing Authority, Revenue
                Bonds, Cedars-Sinai Medical Center, Series 1999A:
       10,400    6.125%, 12/01/30                                                    12/09 at 101.00          A3         11,282,128
        7,700    6.250%, 12/01/34                                                    12/09 at 101.00          A3          8,373,211

        4,000   California Health Facilities Financing Authority, Insured             5/04 at 101.00         BBB          4,092,680
                 Health Facility Revenue Refunding Bonds, Valley
                 Memorial Hospital, Series 1993A, 6.000%, 5/01/17

                California Statewide Community Development Authority, Hospital
                Revenue Certificates of Participation, Cedars-Sinai Medical
                Center, Series 1992:
        1,250    6.500%, 8/01/12                                                        No Opt. Call          A3          1,448,113
        4,140    6.500%, 8/01/15                                                      8/04 at 100.00          A3          4,197,587

        5,355   California Statewide Community Development Authority,                   No Opt. Call           A          5,818,743
                 Revenue Bonds, Kaiser Permanente System,
                 Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

        3,110   Loma Linda, California, Hospital Revenue Bonds,                       6/04 at 102.00          BB          3,179,788
                 Loma Linda University Medical Center Project,
                 Series 1993A, 6.500%, 12/01/18


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.9%

$       5,250   California Housing Finance Agency, Multi-Unit Rental                  8/04 at 100.00         Aa3     $    5,293,890
                 Housing Revenue Bonds, Series 1992B-II, 6.700%, 8/01/15

        1,000   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          1,076,630
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.100%, 5/15/25
                 (Mandatory put 5/17/10)

        1,785   Stanton, California, Multifamily Housing Revenue                      8/07 at 102.00         AAA          1,954,914
                 Bonds, Continental Gardens Apartments, Series 1997,
                 5.625%, 8/01/29 (Alternative Minimum Tax)
                 (Mandatory put 8/01/09)

                Yolo County Housing Authority, California, Revenue Refunding
                Bonds, Russell Park Apartments, Series 1992A:
          865    6.900%, 11/01/08                                                     5/04 at 101.00         Aa2            884,774
        1,030    7.000%, 11/01/14                                                     5/04 at 101.00         Aa2          1,052,536


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8%

       12,825   California Housing Finance Agency, Home Mortgage                       8/10 at 27.19         AAA          2,399,558
                 Revenue Bonds, Series 2000T, 0.000%, 2/01/32
                 (Alternative Minimum Tax) - MBIA Insured

          405   Riverside County, California, Single Family Mortgage                    No Opt. Call         AAA            409,305
                 Revenue Bonds, GNMA Mortgage-Backed Securities
                 Program, Series 1989B, 7.600%, 11/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.4%

        1,900   Azusa Unified School District, Los Angeles County,                    7/12 at 100.00         AAA          2,114,339
                 California, General Obligation Bonds, Series 2002,
                 5.375%, 7/01/20 - FSA Insured

       13,665   California State, General Obligation Veterans Welfare                 6/04 at 102.00           A         13,795,364
                 Bonds, Series 1997BH, 5.600%, 12/01/32 (Alternative
                 Minimum Tax)

        1,500   State of California, General Obligation Various Purpose               6/10 at 100.00        Baa1          1,568,865
                 Bonds, Series 2000, 5.500%, 6/01/25

        6,085   California, General Obligation Veterans Welfare Bonds,               12/06 at 102.00           A          6,267,307
                 Series 1997BJ, 5.700%, 12/01/32 (Alternative
                 Minimum Tax)

        2,000   California, General Obligation Refunding Bonds,                       4/12 at 100.00        Baa1          2,041,120
                 Series 2002, 5.250%, 4/01/32

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          4,061,813
          500    5.250%, 2/01/33                                                      2/13 at 100.00        Baa1            510,880

        7,500   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          7,697,550
                 5.000%, 2/01/22

        5,440   Coast Community College District, Orange County,                      8/13 at 100.00         AAA          5,812,912
                 California, General Obligation Refunding Bonds,
                 Series 2003A, 5.000%, 8/01/22 - MBIA Insured

        2,090   Compton Community College District, Los Angeles                       7/14 at 100.00         AAA          2,323,474
                 County, California, General Obligation Bonds,
                 Series 2004A, 5.250%, 7/01/21 - MBIA Insured

        1,200   Fremont Union School District, Santa Clara County,                    9/12 at 100.00         AAA          1,307,976
                 California, General Obligation Bonds, Series 2002C,
                 5.000%, 9/01/18 - FSA Insured

        1,370   Fremont-Newark Community College District, Alameda                    8/11 at 101.00         AAA          1,520,234
                 County, California, General Obligation Bonds,
                 Series 2002A, 5.375%, 8/01/20 - MBIA Insured

        5,255   Livermore Valley Joint Unified School District, Alameda               8/11 at 100.00         AAA          5,550,226
                 County, California, General Obligation Bonds, Election
                 of 1999, Series 2001, 5.125%, 8/01/26 - FSA Insured

        2,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          2,177,180
                 Obligation Bonds, Election of 1997, Series 2000D,
                 5.375%, 7/01/25 - FGIC Insured

        1,170   Los Angeles Unified School District, Los Angeles                      7/13 at 100.00         AAA          1,291,622
                 County, California, General Obligation Bonds,
                 Series 2003F, 5.000%, 7/01/17 - FSA Insured

        6,760   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          7,501,640
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/21 - FSA Insured

        6,865   San Ramon Valley Unified School District, Contra                      8/13 at 100.00         AAA          7,313,490
                 Costa County, California, General Obligation Bonds,
                 Series 2003, 5.000%, 8/01/23 - FSA Insured

        1,390   South Pasadena Unified School District, Los Angeles                   8/13 at 100.00         AAA          1,485,285
                 County, California, General Obligation Bonds,
                 Series 2003A, 5.000%, 8/01/22 - FGIC Insured

        3,925   West Contra Costa Unified School District, Contra                     8/11 at 101.00         AAA          4,158,694
                 Costa County, California, General Obligation Bonds,
                 Series 2003B, 5.000%, 8/01/23 - FSA Insured


                                       37


                            Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 36.9%

$       1,200   Burbank Public Financing Authority, California, Revenue              12/12 at 100.00         AAA     $    1,291,068
                 Bonds, West Olive Redevelopment Project, Series 2002,
                 5.125%, 12/01/22 - AMBAC Insured

        3,070   California State Public Works Board, Lease Revenue                   12/12 at 100.00         AAA          3,438,983
                 Bonds, Department of General Services, Capital East End,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

        2,000   California State Public Works Board, Lease Revenue                      No Opt. Call         AAA          2,324,340
                 Bonds, Department of Corrections, Susanville State
                 Prison, Series 1993D, 5.250%, 6/01/15 - FSA Insured

        2,030   California State Public Works Board, Lease Revenue                    3/12 at 100.00         AAA          2,201,738
                 Bonds, Department of General Services, Series 2002C,
                 5.250%, 3/01/21 - AMBAC Insured

        1,750   California State Public Works Board, Lease Revenue                      No Opt. Call         AAA          2,030,665
                 Bonds, Department of Corrections, Series 1993E,
                 5.500%, 6/01/15 - MBIA Insured

                Commerce Community Development Commission, California, Tax
                Allocation Refunding Bonds, Merged Area Development Projects,
                Series 1998A:
        1,000    5.650%, 8/01/18                                                      8/08 at 102.00         N/R          1,035,480
        2,765    5.700%, 8/01/28                                                      8/08 at 102.00         N/R          2,813,470

        3,065   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          3,412,142
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.500%, 9/01/33 - MBIA Insured

                Cupertino, California, Certificates of Participation,
                Refinancing Capital Improvement Project, Series 2002:
        1,945    5.000%, 7/01/18 - AMBAC Insured                                      7/09 at 102.00         AAA          2,106,688
        2,040    5.000%, 7/01/19 - AMBAC Insured                                      7/09 at 102.00         AAA          2,194,061
        2,145    5.000%, 7/01/20 - AMBAC Insured                                      7/09 at 102.00         AAA          2,288,436

        2,725   Fresno, California, Certificates of Participation, Street             6/04 at 101.00          A+          2,786,803
                 Improvement Project, Series 1991, 6.625%, 12/01/11

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        5,000    5.625%, 6/01/33                                                      6/13 at 100.00        Baa2          5,167,150
        2,500    5.625%, 6/01/38                                                      6/13 at 100.00        Baa2          2,576,150

        1,910   Industry Urban Development Agency, California,                        5/07 at 101.50         AAA          2,130,166
                 Tax Allocation Refunding Bonds, Civic, Recreational and
                 Industrial Redevelopment Project 1, Series 2002,
                 5.500%, 5/01/19 - MBIA Insured

        2,300   Irvine, California, Mobile Home Park Revenue Bonds,                   3/08 at 102.00         N/R          2,243,719
                 Meadows Mobile Home Park Project, Series 1998A,
                 5.700%, 3/01/18

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          8,597,680
                 California, Proposition C Sales Tax Revenue Bonds,
                 Second Senior Lien, Series 2000A, 5.250%, 7/01/25 -
                 FGIC Insured

        4,850   Los Angeles County Metropolitan Transportation                        7/13 at 100.00         AAA          5,378,408
                 Authority, California, Proposition A First Tier Senior Sales
                 Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 -
                 FSA Insured

        3,005   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          3,218,295
                 Master Plan Financing, Series 2001, 5.000%, 8/01/20 -
                 MBIA Insured

       14,160   Oakland State Building Authority, California, Lease                   4/08 at 101.00         AAA         14,714,506
                 Revenue Bonds, Elihu M. Harris State Office Building,
                 Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

        2,470   Oceanside, California, Mobile Home Park Revenue Bonds,                3/08 at 102.00         N/R          2,318,144
                 Laguna Vista Mobile Estates Acquisition Project,
                 Series 1998, 5.800%, 3/01/28

       15,300   Ontario Redevelopment Financing Authority,                              No Opt. Call         AAA         21,623,184
                 San Bernardino County, California, Revenue Refunding
                 Bonds, Redevelopment Project 1, Series 1995,
                 7.400%, 8/01/25 - MBIA Insured

        1,500   Orange County Local Transportation Authority, California,               No Opt. Call         AA+          1,692,150
                 Limited Sales Tax Revenue Bonds, Measure M, Series 1992,
                 6.000%, 2/15/07

        5,200   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA          5,792,332
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured

        6,500   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00           A          7,057,830
                 Highway Revenue Bonds, Series 2002D, 5.375%, 7/01/36


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Redding Redevelopment Agency, California, Canby-Hilltop-
                Cypress Housing Tax Allocation Bonds, Series 2003A:
$       1,500    5.000%, 9/01/17 - MBIA Insured                                       9/13 at 100.00         AAA     $    1,658,310
        1,500    5.000%, 9/01/20 - MBIA Insured                                       9/13 at 100.00         AAA          1,625,715

        4,320   Richmond Joint Powers Financing Authority, California,                9/13 at 100.00         AAA          4,692,038
                 Tax Allocation Bonds, Series 2003A, 5.250%, 9/01/22 -
                 MBIA Insured

        3,040   Riverside County, California, Mobile Home Park Revenue                3/09 at 102.00         N/R          2,763,512
                 Bonds, Bravo Mobile Home Park Project, Series 1999A,
                 5.900%, 3/20/29

        2,500   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,690,375
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        2,000   San Jose Unified School District, Santa Clara County,                 6/07 at 101.00         AAA          2,248,820
                 California, Certificates of Participation,
                 5.750%, 6/01/24 - MBIA Insured

        2,770   Santa Ana Community Redevelopment Agency,                             9/13 at 100.00         AAA          3,022,846
                 Orange County, California, Tax Allocation Refunding
                 Bonds, South Main Street Redevelopment, Series 2003B,
                 5.000%, 9/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.7%

       11,000   Foothill-Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          8,406,860
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/29

        2,000   Orange County Transportation Authority, California,                   8/13 at 100.00         AAA          2,166,960
                 Toll Road Revenue Bonds, 91 Express Lanes Project,
                 Series 2003A, 5.000%, 8/15/20 - AMBAC Insured

        2,685   Sacramento County, California, Airport System Revenue                 7/12 at 100.00         AAA          2,935,940
                 Bonds, Series 2002A, 5.250%, 7/01/21 - FSA Insured

       20,000   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA         21,980,600
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 25, 5.750%, 5/01/30 (Alternative
                 Minimum Tax) - FSA Insured

                San Francisco City and County Airports Commission, California,
                Revenue Refunding Bonds, San Francisco International Airport,
                Series 2, Issue 28A:
        1,480    5.250%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured             5/12 at 100.00         AAA          1,607,324
        3,865    5/01/19 (Alternative Minimum Tax) - MBIA Insured                     5/12 at 100.00         AAA          4,147,338

        3,000   San Francisco City and County Airports Commission,                    5/12 at 100.00         AAA          3,253,740
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 28B,
                 5.250%, 5/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.8%

        8,000   California Pollution Control Financing Authority,                     7/04 at 100.00         Aaa          9,550,720
                 Solid Waste Revenue Bonds, North County Recycling
                 Center, Series 1991A, 6.750%, 7/01/17

        1,125   California State Public Works Board, Lease Revenue                   11/04 at 102.00         Aaa          1,193,513
                 Bonds, Department of Corrections, Soledad II State
                 Prison, Series 1994A, 7.000%, 11/01/19
                 (Pre-refunded to 11/01/04)

        1,600   California Statewide Community Development Authority,                   No Opt. Call      N/R***          1,710,480
                 Certificates of Participation, Insured Hospital Revenue
                 Refunding Bonds, Triad Healthcare, Series 1992,
                 6.250%, 8/01/06

       12,805   Contra Costa County, California, GNMA                                   No Opt. Call         AAA         18,837,948
                 Mortgage-Backed Securities Program, Home
                 Mortgage Revenue Bonds, Series 1988,
                 8.250%, 6/01/21 (Alternative Minimum Tax)

        3,805   Lodi, California, Revenue Bonds and Certificates                      1/09 at 101.00         AAA          4,463,874
                 of Participation, Series 1999A, 5.500%, 1/15/24
                 (Pre-refunded to 1/15/09) - MBIA Insured

        5,000   Puerto Rico Infrastructure Financing Authority,                      10/10 at 101.00         AAA          5,619,200
                 Special Obligation Bonds, Series 2000A, 5.500%, 10/01/32

       13,525   San Bernardino County, California, Single Family                        No Opt. Call         AAA         17,692,188
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed
                 Securities Program, Series 1989A, 7.750%, 11/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.9%

       10,000   California Pollution Control Financing Authority,                     6/04 at 100.00         BBB         10,010,000
                 Pollution Control Revenue Bonds, Southern California
                 Edison Company, Series 1991, 6.900%, 12/01/17
                 (Alternative Minimum Tax)

        5,000   California Pollution Control Financing Authority,                     6/04 at 100.00         Ba1          4,999,400
                 Pollution Control Revenue Bonds, Pacific Gas and
                 Electric Company, Series 1992A, 6.625%, 6/01/09
                 (Alternative Minimum Tax)

        9,000   California Department of Water Resources,                             5/12 at 101.00          A3          9,631,620
                 Power Supply Revenue Bonds, Series 2002A,
                 5.125%, 5/01/18


                                       39


                            Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA     $    1,288,380
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,500   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          1,565,220
                 Bonds, Electric System Project, Series 2001,
                 6.500%, 9/01/22

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3          5,102,800
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

        2,480   Redlands, California, Refunding Certificates of                       3/04 at 100.00         AAA          2,491,532
                 Participation, Capital Improvement Projects,
                 Series 1992, 6.800%, 3/01/07 - AMBAC Insured

        2,410   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          2,634,467
                 Revenue Refunding Bonds, Series 2002Q,
                 5.250%, 8/15/21 - FSA Insured

        5,500   Southern California Public Power Authority, Revenue                     No Opt. Call           A          6,825,610
                 Bonds, Multiple Projects, Series 1989, 6.750%, 7/01/11

        4,000   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          4,320,440
                 Magnolia Power Project, Series 2003-1A,
                 5.000%, 7/01/20 - AMBAC Insured

        3,110   Turlock Irrigation District, California, Certificates                 1/13 at 100.00         AAA          3,258,098
                 of Participation, Series 2003A, 5.000%, 1/01/33 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.0%

                Goleta Water District, California, Certificates of Participation
                Revenue Bonds, Series 2003:
        1,000    5.250%, 12/01/20 - MBIA Insured                                     12/13 at 100.00         AAA          1,115,110
        1,440    5.250%, 12/01/21 - MBIA Insured                                     12/13 at 100.00         AAA          1,593,389
        1,205    5.250%, 12/01/22 - MBIA Insured                                     12/13 at 100.00         AAA          1,323,102

        1,090   Marin Municipal Water District, California, Water Revenue             7/12 at 100.00         AAA          1,197,866
                 Refunding Bonds, Series 2002, 5.000%, 7/01/16 -
                 AMBAC Insured

          500   Norco, California, Refunding Certificates of Participation,          10/08 at 102.00         AAA            523,885
                 Water and Sewer System Improvement Project,
                 Series 1998, 5.125%, 10/01/28 - AMBAC Insured

        5,375   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,820,856
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/19 - MBIA Insured

                Turlock Public Finance Authority, California, Sewer
                Revenue Bonds, Series 2003A:
        1,565    5.000%, 9/15/19 - FGIC Insured                                         No Opt. Call         AAA          1,708,307
        1,650    5.000%, 9/15/20 - FGIC Insured                                       9/13 at 100.00         AAA          1,788,732

        2,500   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          2,633,400
                 Certificates of Participation, Series 2003A,
                 5.000%, 8/01/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     498,815   Total Long-Term Investments (cost $489,871,043) - 151.1%                                                529,720,847
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      5,881,991
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.8)%                                                       (185,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  350,602,838
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       40

Statement of
      ASSETS AND LIABILITIES February 29, 2004 (Unaudited)
                                                                                       CALIFORNIA
                                  CALIFORNIA        CALIFORNIA        CALIFORNIA       INVESTMENT        CALIFORNIA       CALIFORNIA
                                       VALUE  PERFORMANCE PLUS       OPPORTUNITY          QUALITY    SELECT QUALITY   QUALITY INCOME
                                       (NCA)             (NCP)             (NCO)            (NQC)             (NVC)            (NUC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $237,689,020,
   $285,690,382, $178,041,358,
   $300,074,002, $512,718,220
   and $489,871,043,
   respectively)                $260,232,435      $308,995,000      $196,341,931     $325,435,233      $555,343,535     $529,720,847
Receivables:
   Interest                        3,452,800         4,101,507         2,337,504        5,138,298         7,237,041        7,618,116
   Investments sold                2,097,475                --                --               --         1,826,771          775,000
Other assets                           1,446             5,122             2,190           10,237            25,526           17,857
------------------------------------------------------------------------------------------------------------------------------------
      Total assets               265,784,156       313,101,629       198,681,625      330,583,768       564,432,873      538,131,820
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                     3,907,353           616,745            92,275          926,458         2,776,446        2,167,811
Accrued expenses:
   Management fees                   118,919           157,259           100,728          165,643           279,254          266,835
   Other                              79,699            52,053            22,752           62,488           140,698           72,366
Preferred share dividends payable       N/A             13,591             7,397           13,797            13,413           21,970
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities            4,105,971           839,648           223,152        1,168,386         3,209,811        2,528,982
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value  N/A        106,000,000        68,000,000      112,000,000       192,000,000      185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $261,678,185      $206,261,981      $130,458,473     $217,415,382      $369,223,062     $350,602,838
====================================================================================================================================
Common shares outstanding         25,241,808        12,965,742         8,154,681       13,580,232        23,096,654       21,988,661
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by
   Common shares outstanding)   $      10.37      $      15.91      $      16.00     $      16.01      $      15.99     $      15.94
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                    $    252,418      $    129,657      $     81,547     $    135,802      $    230,967     $    219,887
Paid-in surplus                  237,578,901       181,322,392       113,661,742      189,659,207       322,047,031      306,307,686
Undistributed net investment
   income                             93,362         1,453,018         1,376,137        2,085,512         4,089,900        3,213,680
Accumulated net realized
   gain (loss)
   from investments                1,210,089            52,296        (2,961,526)         173,630           229,849        1,011,781
Net unrealized appreciation of
   investments                    22,543,415        23,304,618        18,300,573       25,361,231        42,625,315       39,849,804
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $261,678,185      $206,261,981      $130,458,473     $217,415,382      $369,223,062     $350,602,838
====================================================================================================================================
Authorized shares:
   Common                        250,000,000       200,000,000       200,000,000      200,000,000       200,000,000      200,000,000
   Preferred                             N/A         1,000,000         1,000,000        1,000,000         1,000,000        1,000,000
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS Six Months Ended February 29, 2004 (Unaudited)
                                                                                       CALIFORNIA
                                  CALIFORNIA        CALIFORNIA        CALIFORNIA       INVESTMENT        CALIFORNIA      CALIFORNIA
                                       VALUE  PERFORMANCE PLUS       OPPORTUNITY          QUALITY    SELECT QUALITY  QUALITY INCOME
                                       (NCA)             (NCP)             (NCO)            (NQC)             (NVC)           (NUC)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $ 6,864,971       $ 7,649,875       $ 4,999,371      $ 8,082,389       $14,220,914     $13,674,296
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                      737,408           971,905           621,556        1,028,402         1,729,416       1,650,599
Preferred shares - auction fees          N/A           132,300            84,872          139,789           239,639         230,902
Preferred shares - dividend
   disbursing agent fees                 N/A            14,959             9,972            9,972            14,959          14,959
Shareholders' servicing agent fees
   and expenses                       23,934            17,027             8,564           13,547            18,684          15,927
Custodian's fees and expenses         27,827            32,012            21,031           35,739            69,002          54,132
Directors' fees and expenses           3,076             3,683             2,144            3,714             6,181           6,052
Professional fees                      7,769            11,077             8,679            7,195             9,319          12,818
Shareholders' reports - printing
   and mailing expenses               14,288            15,022             9,717            8,286            15,822          19,877
Stock exchange listing fees            8,245            10,275             5,556           10,293            10,308           7,864
Investor relations expense             2,890            12,996             3,706            2,195             9,262          10,134
Other expenses                         7,249            15,756            11,837           17,154            19,504          17,834
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit                        832,686         1,237,012           787,634        1,276,286         2,142,096       2,041,098
   Custodian fee credit               (8,432)           (8,526)           (4,167)          (9,061)          (13,617)        (22,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                         824,254         1,228,486           783,467        1,267,225         2,128,479       2,019,089
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income              6,040,717         6,421,389         4,215,904        6,815,164        12,092,435      11,655,207
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
FROM INVESTMENTS
Net realized gain from investments 1,522,951           218,712           358,684        1,048,997         1,601,956       1,354,009
Change in net unrealized
   appreciation (depreciation)
   of investments                 11,256,152        15,017,004         9,590,947       13,122,707        24,360,550      24,342,171
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments         12,779,103        15,235,716         9,949,631       14,171,704        25,962,506      25,696,180
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
SHAREHOLDERS
From net investment income               N/A          (402,851)         (246,534)        (385,297)         (677,546)       (747,642)
From accumulated net realized
   gains from investments                N/A               (71)               --         (108,863)         (138,177)        (66,203)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Preferred
   shareholders                          N/A          (402,922)         (246,534)        (494,160)         (815,723)       (813,845)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations               $18,819,820       $21,254,183       $13,919,001      $20,492,708       $37,239,218     $36,537,542
===================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited)
                                   CALIFORNIA VALUE (NCA)       CALIFORNIA PERFORMANCE PLUS (NCP)     CALIFORNIA OPPORTUNITY (NCO)
                              -------------------------------  ----------------------------------  ---------------------------------
                              SIX MONTHS ENDED     YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                       2/29/04        8/31/03           2/29/04           8/31/03           2/29/04         8/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 6,040,717   $ 12,496,543       $ 6,421,389      $ 13,234,951       $ 4,215,904     $ 8,451,534
Net realized gain (loss)
   from investments                  1,522,951      1,473,738           218,712         1,004,022           358,684      (2,416,823)
Change in net unrealized
   appreciation
   (depreciation)
   of investments                   11,256,152     (9,461,698)       15,017,004        (8,515,354)        9,590,947      (1,963,613)
Distributions to Preferred
   Shareholders:
   From net investment income              N/A            N/A          (402,851)         (979,590)         (246,534)       (606,611)
   From accumulated net realized
     gains from investments                N/A            N/A               (71)               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets applicable
   to Common shares
   from operations                  18,819,820      4,508,583        21,254,183         4,744,029        13,919,001       3,464,487
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
COMMON SHAREHOLDERS
From net investment income          (6,104,631)   (12,869,723)       (6,398,126)      (11,928,784)       (3,897,881)     (7,452,565)
From accumulated net
   realized gains
   from investments                 (1,785,958)      (235,826)           (2,579)           (1,019)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                     (7,890,589)   (13,105,549)       (6,400,705)      (11,929,803)       (3,897,881)     (7,452,565)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --             --                --                --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      10,929,231     (8,596,966)       14,853,478        (7,185,774)       10,021,120      (3,988,078)
Net assets applicable to Common
   shares at the beginning
   of period                       250,748,954     259,345,920      191,408,503       198,594,277       120,437,353     124,425,431
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $261,678,185   $250,748,954      $206,261,981      $191,408,503      $130,458,473    $120,437,353
====================================================================================================================================
Undistributed net investment
   income at the
   end of period                  $     93,362   $    157,276      $  1,453,018      $  1,832,606      $  1,376,137    $  1,304,648
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited) (continued)
                                   CALIFORNIA INVESTMENT               CALIFORNIA SELECT                  CALIFORNIA QUALITY
                                       QUALITY (NQC)                      QUALITY (NVC)                      INCOME (NUC)
                              -------------------------------  ----------------------------------  ---------------------------------
                              SIX MONTHS ENDED     YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                       2/29/04        8/31/03           2/29/04           8/31/03           2/29/04         8/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 6,815,164     $ 14,400,972      $ 12,092,435      $ 24,351,670     $ 11,655,207   $ 23,635,564
Net realized gain (loss)
   from investments                  1,048,997          594,277         1,601,956           553,846        1,354,009        676,834
Change in net unrealized
   appreciation (depreciation)
   of investments                   13,122,707      (10,261,134)       24,360,550       (14,789,814)      24,342,171    (19,847,121)
Distributions to Preferred
   Shareholders:
   From net investment income         (385,297)      (1,031,502)         (677,546)       (1,731,308)        (747,642)    (1,526,791)
   From accumulated net realized
     gains from investments           (108,863)         (25,327)         (138,177)          (25,494)         (66,203)      (242,125)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  20,492,708        3,677,286        37,239,218         8,358,900       36,537,542      2,696,361
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (6,666,036)     (12,711,116)      (11,209,279)      (21,757,051)     (11,369,313)   (21,879,825)
From accumulated net
   realized gains
   from investments                 (1,385,532)        (252,596)       (1,699,284)         (341,832)      (1,020,300)    (2,618,427)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                     (8,051,568)     (12,963,712)      (12,908,563)      (22,098,883)     (12,389,613)   (24,498,252)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --               --                --                --          175,230        520,494
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      12,441,140       (9,286,426)       24,330,655       (13,739,983)      24,323,159    (21,281,397)
Net assets applicable to Common
   shares at the beginning
   of period                       204,974,242      214,260,668       344,892,407       358,632,390      326,279,679    347,561,076
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $217,415,382     $204,974,242      $369,223,062      $344,892,407     $350,602,838   $326,279,679
====================================================================================================================================
Undistributed net investment income
   at the end of period           $  2,085,512     $  2,321,681      $  4,089,900      $  3,884,290     $  3,213,680   $  3,675,428
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc.
(NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 29, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common Shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

California Value (NCA) is not authorized to issue Preferred shares. The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                                         PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                                PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                               (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                       --            --        3,600           --        1,400
   Series T                                    1,800            --           --        2,400           --
   Series W                                      640         2,200          880        1,680        3,000
   Series TH                                      --            --           --        3,600           --
   Series F                                    1,800           520           --           --        3,000
---------------------------------------------------------------------------------------------------------
Total                                          4,240         2,720        4,480        7,680        7,400
=========================================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 29, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                   CALIFORNIA                 CALIFORNIA                 CALIFORNIA
                                   VALUE (NCA)          PERFORMANCE PLUS (NCP)       OPPORTUNITY (NCO)
                           -----------------------    -------------------------    --------------------------
                             SIX MONTHS   YEAR ENDED      SIX MONTHS   YEAR ENDED     SIX MONTHS   YEAR ENDED
                          ENDED 2/29/04      8/31/03   ENDED 2/29/04      8/31/03  ENDED 2/29/04      8/31/03
-------------------------------------------------------------------------------------------------------------
Shares issued to
   shareholders due to
   reinvestment of distributions     --           --              --           --             --           --
=============================================================================================================

                                   CALIFORNIA                 CALIFORNIA                 CALIFORNIA
                            INVESTMENT QUALITY (NQC)     SELECT QUALITY (NVC)       QUALITY INCOME (NUC)
                           -------------------------    -------------------------  --------------------------
                             SIX MONTHS   YEAR ENDED      SIX MONTHS   YEAR ENDED     SIX MONTHS   YEAR ENDED
                          ENDED 2/29/04      8/31/03   ENDED 2/29/04      8/31/03  ENDED 2/29/04      8/31/03
-------------------------------------------------------------------------------------------------------------
Shares issued to
   shareholders due to
   reinvestment of distributions    --            --              --           --         11,233       32,183
=============================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended February 29, 2004, were as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Purchases                   $45,879,878  $23,765,475   $11,388,473  $27,144,354  $31,278,673  $43,921,235
Sales and maturities         40,702,186   12,250,588     6,991,863   18,875,746   27,352,445   32,570,675
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 29, 2004, the cost of investments were as follows:

                                           CALIFORNIA                  CALIFORNIA    CALIFORNIA    CALIFORNIA
                             CALIFORNIA   PERFORMANCE    CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                  VALUE          PLUS   OPPORTUNITY       QUALITY       QUALITY        INCOME
                                  (NCA)         (NCP)         (NCO)         (NQC)         (NVC)         (NUC)
-------------------------------------------------------------------------------------------------------------
Cost of investments        $237,614,697  $285,575,479  $177,866,634  $299,696,518  $512,440,899  $489,673,363
=============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2004, were as follows:

                                           CALIFORNIA                  CALIFORNIA    CALIFORNIA     CALIFORNIA
                             CALIFORNIA   PERFORMANCE     CALIFORNIA   INVESTMENT        SELECT        QUALITY
                                  VALUE          PLUS    OPPORTUNITY      QUALITY       QUALITY         INCOME
                                  (NCA)         (NCP)          (NCO)        (NQC)         (NVC)          (NUC)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $23,418,683   $25,024,981   $19,729,199   $25,745,416   $43,550,131   $42,213,841
   Depreciation                (800,945)   (1,605,460)   (1,253,902)       (6,701)     (647,495)   (2,166,357)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments           $22,617,738   $23,419,521   $18,475,297   $25,738,715   $42,902,636   $40,047,484
==============================================================================================================

The tax components of undistributed net investment income and net realized gains at August 31, 2003, the Funds' last fiscal year end, were as follows:

                                               CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                       VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                       (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
--------------------------------------------------------------------------------------------------------------
Undistributed net
  tax-exempt income               $  943,828   $2,195,343    $1,483,909   $2,837,047   $5,179,975   $4,872,371
Undistributed net
  ordinary income *                       --      398,934        61,308       86,536        1,984      451,140
Undistributed net long-term
  capital gains                    1,473,096        2,788           --       619,028      694,458      744,275
==============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended August 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA    CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT       QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY        INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)         (NUC)
----------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income        $12,835,461  $12,761,551    $8,012,712  $13,711,299  $23,411,429   $23,392,483
Distributions from net
   ordinary income *             72,124      113,847        43,789           --           --        62,978
Distributions from net
   long-term
   capital gains                235,826        1,019            --      277,923      367,326     2,797,575
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At August 31, 2003, the Funds' last fiscal year end, California Opportunity
(NCO) had an unused capital loss carryforward of $908,397 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2011.

California Opportunity (NCO) elected to defer $2,302,131 of net realized losses from investments incurred from November 1, 2002 through August 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under California Value's (NCA) investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., the Fund pays an annual management fee, payable monthly of .35% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under the Funds' (excluding California Value (NCA)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 1, 2004, to shareholders of record on March 15, 2004, as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0400       $.0775        $.0790       $.0795       $.0805       $.0830
=========================================================================================================

Financial
       HIGHLIGHTS (Unaudited)

        Financial
               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                              Less Distributions
                                 ------------------------------------------------------------------- -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                   Beginning                            Net      Investment         Capital          Investment    Capital
                      Common                      Realized/       Income to        Gains to           Income to   Gains to
                       Share            Net      Unrealized       Preferred       Preferred              Common     Common
                   Net Asset     Investment      Investment          Share-          Share-              Share-     Share-
                       Value         Income     Gain (Loss)         holders+        holders+   Total    holders    holders    Total
====================================================================================================================================
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)               $ 9.93          $ .24          $  .51           $ N/A           $ N/A    $ .75     $ (.24)     $(.07)  $ (.31)
2003                   10.27            .50            (.32)            N/A             N/A      .18       (.51)      (.01)    (.52)
2002                   10.31            .51            (.03)            N/A             N/A      .48       (.52)        --     (.52)
2001                    9.85            .51             .47             N/A             N/A      .98       (.52)        --     (.52)
2000                    9.73            .51             .12             N/A             N/A      .63       (.51)        --     (.51)
1999                   10.38            .50            (.60)            N/A             N/A     (.10)      (.50)      (.05)    (.55)

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                14.76            .50            1.17            (.03)             --     1.64       (.49)        --     (.49)
2003                   15.32           1.02            (.58)           (.08)             --      .36       (.92)        --     (.92)
2002                   15.32           1.05             .07            (.10)           (.03)     .99       (.89)      (.10)    (.99)
2001                   14.96           1.12             .44            (.25)           (.01)    1.30       (.90)      (.04)    (.94)
2000                   14.85           1.22             .11            (.26)             --     1.07       (.96)        --     (.96)
1999                   15.98           1.20           (1.05)           (.20)           (.01)    (.06)     (1.00)      (.05)   (1.05)

CALIFORNIA
OPPORTUNITY (NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                14.77            .52            1.22            (.03)             --     1.71       (.48)        --     (.48)
2003                   15.26           1.04            (.55)           (.07)             --      .42       (.91)        --     (.91)
2002                   15.32           1.06              --            (.10)           (.02)     .94       (.91)      (.09)   (1.00)
2001                   14.97           1.14             .48            (.23)           (.03)    1.36       (.92)      (.09)   (1.01)
2000                   15.06           1.25            (.07)           (.29)             --      .89       (.98)        --     (.98)
1999                   16.48           1.21           (1.25)           (.19)           (.03)    (.26)     (1.01)      (.12)   (1.13)
====================================================================================================================================
                                                                     Total Returns
                                                                 ---------------------
                                                                               Based
                         Offering                                                 on
                        Costs and      Ending                                 Common
                        Preferred      Common                     Based        Share
                            Share       Share       Ending           on          Net
                     Underwriting   Net Asset       Market       Market        Asset
                        Discounts       Value        Value        Value**      Value**
======================================================================================
CALIFORNIA VALUE (NCA)
--------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                      $--       $10.37     $ 9.9500        13.02%        7.67%
2003                          --         9.93       9.1000        (3.55)        1.73
2002                          --        10.27       9.9500         6.61         4.80
2001                          --        10.31       9.8300        11.41        10.20
2000                          --         9.85       9.3125         6.80         6.80
1999                          --         9.73       9.2500         (.43)       (1.13)

CALIFORNIA PERFORMANCE
PLUS (NCP)
--------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       --        15.91      14.9000        10.82        11.28
2003                          --        14.76      13.9000        (1.30)        2.30
2002                          --        15.32      15.0000         1.11         6.84
2001                          --        15.32      15.8500         7.88         9.13
2000                          --        14.96      15.6250        (1.56)        7.68
1999                        (.02)       14.85      16.9375         (.12)        (.66)

CALIFORNIA
OPPORTUNITY (NCO)
--------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       --        16.00      15.1600        12.23        11.71
2003                          --        14.77      13.9500        (2.45)        2.73
2002                          --        15.26      15.2200         (.26)        6.51
2001                          --        15.32      16.3000         8.65         9.51
2000                          --        14.97      16.0000         1.14         6.33
1999                        (.03)       15.06      16.8750         2.10        (1.97)
======================================================================================
                                                             Ratios/Supplemental Data
                        --------------------------------------------------------------------------------------------------
                                                    Before Credit                      After Credit***
                                           -----------------------------      ------------------------------
                                                          Ratio of Net                        Ratio of Net
                                             Ratio of       Investment          Ratio of        Investment
                             Ending          Expenses        Income to          Expenses         Income to
                                Net        to Average          Average        to Average           Average
                             Assets        Net Assets       Net Assets        Net Assets        Net Assets
                         Applicable        Applicable       Applicable        Applicable        Applicable      Portfolio
                          to Common         to Common        to Common         to Common         to Common       Turnover
                        Shares (000)           Shares++         Shares++          Shares++          Shares++         Rate
==========================================================================================================================
CALIFORNIA VALUE (NCA)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                    $261,678               .65%*           4.71%*             .64%*            4.72%*           16%
2003                        250,749               .66             4.84               .66              4.85             24
2002                        259,346               .68             5.06               .68              5.07              4
2001                        260,145               .70             5.14               .69              5.15              7
2000                        248,375               .70             5.42               .69              5.43             36
1999                        245,456               .69             4.89               .69              4.90             35

CALIFORNIA PERFORMANCE
PLUS (NCP)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                     206,262              1.25*            6.46*             1.24*             6.46*             4
2003                        191,409              1.26             6.65              1.25              6.66             30
2002                        198,594              1.28             7.04              1.27              7.05             11
2001                        197,642              1.26             7.57              1.25              7.59             27
2000                        191,957              1.30             8.48              1.28              8.49             38
1999                        189,328              1.19             7.67              1.19              7.67             26

CALIFORNIA
OPPORTUNITY (NCO)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                     130,458              1.26*            6.72*             1.25*             6.73*             4
2003                        120,437              1.27             6.74              1.26              6.75             16
2002                        124,425              1.30             7.13              1.29              7.14             11
2001                        124,296              1.30             7.68              1.28              7.69             31
2000                        120,794              1.29             8.62              1.28              8.64             24
1999                        120,856              1.19             7.50              1.18              7.51             37
==========================================================================================================================

                                Preferred Shares at End of Period
                           ------------------------------------------
                             Aggregate    Liquidation
                                Amount     and Market          Asset
                           Outstanding          Value       Coverage
                                  (000)     Per Share      Per Share
=====================================================================
CALIFORNIA VALUE (NCA)
---------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       $    N/A        $   N/A        $   N/A
2003                               N/A            N/A            N/A
2002                               N/A            N/A            N/A
2001                               N/A            N/A            N/A
2000                               N/A            N/A            N/A
1999                               N/A            N/A            N/A

CALIFORNIA PERFORMANCE
PLUS (NCP)
---------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        106,000         25,000         73,647
2003                           106,000         25,000         70,144
2002                           106,000         25,000         71,838
2001                           106,000         25,000         71,614
2000                           106,000         25,000         70,273
1999                           106,000         25,000         69,653

CALIFORNIA
OPPORTUNITY (NCO)
---------------------------------------------------------------------
Year Ended 8/31:
2004(a)                         68,000         25,000         72,963
2003                            68,000         25,000         69,278
2002                            68,000         25,000         70,745
2001                            68,000         25,000         70,697
2000                            68,000         25,000         69,410
1999                            68,000         25,000         69,432
=====================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)  For the six months ended February 29, 2004.

                                 See accompanying notes to financial statements.

                                  52-53 SPREAD

                        Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------- -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                   Beginning                            Net      Investment         Capital          Investment    Capital
                      Common                      Realized/       Income to        Gains to           Income to   Gains to
                       Share            Net      Unrealized       Preferred       Preferred              Common     Common
                   Net Asset     Investment      Investment          Share-          Share-              Share-     Share-
                       Value         Income     Gain (Loss)         holders+        holders+   Total    holders    holders    Total
====================================================================================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)               $15.09          $ .50          $ 1.05           $(.03)          $(.01)   $1.51      $(.49)     $(.10)  $ (.59)
2003                   15.78           1.06            (.71)           (.08)             --      .27       (.94)      (.02)    (.96)
2002                   15.78           1.08            (.02)           (.11)           (.01)     .94       (.92)      (.02)    (.94)
2001                   14.83           1.15             .97            (.25)             --     1.87       (.92)        --     (.92)
2000                   14.83           1.24            (.04)           (.27)             --      .93       (.93)        --     (.93)
1999                   16.03           1.15           (1.14)           (.19)           (.01)    (.19)      (.95)      (.03)    (.98)

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                14.93            .52            1.14            (.03)           (.01)    1.62       (.49)      (.07)    (.56)
2003                   15.53           1.05            (.63)           (.07)             --      .35       (.94)      (.01)    (.95)
2002                   15.63           1.08             .01            (.08)           (.04)     .97       (.91)      (.16)   (1.07)
2001                   14.90           1.18             .72            (.26)             --     1.64       (.91)        --     (.91)
2000                   14.80           1.21             .11            (.28)             --     1.04       (.94)        --     (.94)
1999                   16.02           1.15           (1.09)           (.18)           (.02)    (.14)      (.95)      (.11)   (1.06)

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                14.85            .53            1.16            (.03)             --     1.66       (.52)      (.05)    (.57)
2003                   15.84           1.08            (.87)           (.07)           (.01)     .13      (1.00)      (.12)   (1.12)
2002                   16.16           1.19            (.35)           (.10)           (.02)     .72       (.96)      (.08)   (1.04)
2001                   15.41           1.21             .75            (.26)             --     1.70       (.94)      (.01)    (.95)
2000                   15.28           1.23             .16            (.29)             --     1.10       (.97)        --     (.97)
1999                   16.37           1.17           (1.04)           (.20)             --     (.07)      (.98)      (.02)   (1.00)
====================================================================================================================================
                                                                       Total Returns
                                                                   ---------------------
                                                                                 Based
                           Offering                                                 on
                          Costs and      Ending                                 Common
                          Preferred      Common                     Based        Share
                              Share       Share       Ending           on          Net
                       Underwriting   Net Asset       Market       Market        Asset
                          Discounts       Value        Value        Value**      Value**
========================================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
----------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       $  --      $16.01     $15.1800         8.10%       10.18%
2003                             --       15.09      14.6100          .29         1.60
2002                             --       15.78      15.5200         (.55)        6.28
2001                             --       15.78      16.5800        12.54        13.09
2000                             --       14.83      15.6250         2.91         6.69
1999                           (.03)      14.83      16.1875         1.67        (1.54)

CALIFORNIA SELECT
QUALITY (NVC)
----------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                          --       15.99      15.3500        12.63        10.99
2003                             --       14.93      14.1400        (2.78)        2.24
2002                             --       15.53      15.5100         2.79         6.61
2001                             --       15.63      16.1800        10.70        11.43
2000                             --       14.90      15.5000         2.96         7.47
1999                           (.02)      14.80      16.0625         2.15        (1.20)

CALIFORNIA QUALITY
INCOME (NUC)
----------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                          --       15.94      15.7400        11.27        11.29
2003                             --       14.85      14.6700        (2.38)         .71
2002                             --       15.84      16.1400         4.15         4.79
2001                             --       16.16      16.5500         8.51        11.44
2000                             --       15.41      16.1875         3.83         7.64
1999                           (.02)      15.28      16.6250         1.37         (.72)
========================================================================================
                                                                Ratios/Supplemental Data
                            --------------------------------------------------------------------------------------------------
                                                        Before Credit                      After Credit***
                                               -----------------------------      ------------------------------
                                                              Ratio of Net                        Ratio of Net
                                                 Ratio of       Investment          Ratio of        Investment
                                 Ending          Expenses        Income to          Expenses         Income to
                                    Net        to Average          Average        to Average           Average
                                 Assets        Net Assets       Net Assets        Net Assets        Net Assets
                             Applicable        Applicable       Applicable        Applicable        Applicable      Portfolio
                              to Common         to Common        to Common         to Common         to Common       Turnover
                            Shares (000)           Shares++         Shares++          Shares++          Shares++         Rate
==============================================================================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        $217,415              1.21%*           6.46%*            1.20%*            6.46%*            6%
2003                            204,974              1.21             6.73              1.21              6.73             26
2002                            214,261              1.25             7.03              1.23              7.04             11
2001                            213,221              1.25             7.64              1.23              7.65             34
2000                            199,258              1.25             8.65              1.24              8.66             18
1999                            198,360              1.19             7.28              1.19              7.29             18

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                         369,223              1.20*            6.77*             1.19*             6.77*             5
2003                            344,892              1.20             6.78              1.20              6.78             20
2002                            358,632              1.23             7.14              1.22              7.15             19
2001                            359,318              1.24             7.81              1.22              7.83             29
2000                            340,791              1.27             8.39              1.25              8.40             20
1999                            337,344              1.14             7.35              1.13              7.35              7

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                         350,603              1.21*            6.88*             1.19*             6.89*             6
2003                            326,280              1.22             6.90              1.21              6.91             46
2002                            347,561              1.23             7.58              1.22              7.59             22
2001                            352,693              1.23             7.77              1.21              7.78             18
2000                            335,148              1.22             8.28              1.21              8.29             21
1999                            331,062              1.14             7.26              1.13              7.26             11
==============================================================================================================================
                                Preferred Shares at End of Period
                           ------------------------------------------
                             Aggregate    Liquidation
                                Amount     and Market          Asset
                           Outstanding          Value       Coverage
                                  (000)     Per Share      Per Share
=====================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
----------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       $112,000        $25,000        $73,530
2003                           112,000         25,000         70,753
2002                           112,000         25,000         72,826
2001                           112,000         25,000         72,594
2000                           112,000         25,000         69,477
1999                           112,000         25,000         69,277

CALIFORNIA SELECT
QUALITY (NVC)
----------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        192,000         25,000         73,076
2003                           192,000         25,000         69,908
2002                           192,000         25,000         71,697
2001                           192,000         25,000         71,786
2000                           192,000         25,000         69,374
1999                           192,000         25,000         68,925

CALIFORNIA QUALITY
INCOME (NUC)
----------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        185,000         25,000         72,379
2003                           185,000         25,000         69,092
2002                           185,000         25,000         71,968
2001                           185,000         25,000         72,661
2000                           185,000         25,000         70,290
1999                           185,000         25,000         69,738
=====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)  For the six months ended February 29, 2004.

                                 See accompanying notes to financial statements.

                                  54-55 SPREAD

Build Your Wealth
       AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow each Fund, at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful or that it will not reduce the Fund's total return.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended February 29, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-A-0204D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Investment Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 6, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: May 6, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: May 6, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.